UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number  811-10475
                                                     ---------

                           COUNTRY MUTUAL FUNDS TRUST
                           --------------------------
               (Exact name of registrant as specified in charter)

                      1705 N. TOWANDA AVE., P.O. BOX 2020
                      -----------------------------------
                             BLOOMINGTON, IL 61702
                             ----------------------
              (Address of principal executive offices) (Zip code)

                                 PAUL M. HARMON
                                 --------------
                         OFFICE OF THE GENERAL COUNSEL
                         -----------------------------
                          BLOOMINGTON, ILLINOIS 61702
                          ----------------------------
                    (Name and address of agent for service)

                                 1-800-245-2100
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: JUNE 30, 2005
                         -------------

Date of reporting period:  DECEMBER 31, 2004
                           -----------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                               Semi-Annual Report
                               DECEMBER 31, 2004

                          (COUNTRY MUTUAL FUNDS LOGO)

COUNTRY Growth Fund

COUNTRY Balanced Fund

COUNTRY Tax Exempt Bond Fund

COUNTRY Short-Term Bond Fund

COUNTRY Bond Fund

                  INVESTMENT ADVISOR'S LETTER TO SHAREHOLDERS

                                                                    January 2005

Dear Shareholders:

  Four years ago we told you that we were cautious in our outlook for investment markets. We had the same conclusion three years ago, two years ago, and last year. It should not be a surprise that we continue to feel the same way. We would like to adopt a more positive outlook, but the macro-level factors that have concerned us over the past few years are still in place and still pose major uncertainty for future results.

  Equity markets moved in a narrow trading range for most of 2004. The S&P 500 Index was virtually unchanged until the last week of October. The Index gained almost 11% for the year, but the entire upward move occurred during the final 10 weeks of the year. With prospects for continued deficits in the federal budget and international trade, ongoing weakness in the dollar compared to foreign currencies, the likelihood of a rising interest rate environment, and seemingly high valuation levels for common stocks, we don't see much opportunity for additional advances in equity prices.

  Bond market participants have been anticipating higher rates for some time, and the Fed accommodated by raising the discount rate five times over the course of the year. However, long rates did not feel an impact and spreads between long and short-term bonds narrowed substantially. As investors stretched for yield, there was a sharp narrowing of yield spreads between high and lower-quality bonds. With the Fed continuing to signal that additional rate increases are needed, we expect to have a rising interest rate environment in 2005.

  We continue to seek opportunities for our shareholders in these markets. However, our main focus is on controlling the risk we take on your behalf. We cannot eliminate that risk, but we strive to reduce it in comparison to the overall market. The defensive tactics will continue until we see some improvement in the macro-economic imbalances that have developed over the past several years.

  Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling or visiting www.countryinvestment.com
-------------------------

                              COUNTRY GROWTH FUND
                       INCEPTION DATE 04/21/66 (CLASS Y)

  The annualized returns for the Fund for the period ended December 31, 2004, are as follows:

                     1 Year            5 Year           10 Years
                     ------            ------           --------
                     7.22%             1.47%             11.39%

  These returns assume all dividends and capital gains distributions were re-invested in the Fund and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced.

  Over the past year, domestic equity markets as measured by the S&P 500 Index had a total return of 10.88%. The average mutual fund with similar characteristics as the Growth Fund (represented by Lipper, Inc.' s Large-Cap Core group) returned 7.79% during this same time period. The Growth Fund (Class
Y) ranked in the top 59% compared to the Lipper peer group for the past year and in the top 8% for the past five years. The COUNTRY Growth Fund ranked #541 out of 925 Large Cap Core Funds for the one-year, #45 out of 605 Funds for the five-year and #47 out of 221 Funds for the ten-year periods ending 12/31/04, based on total Fund returns.

  The stock market traded within a very narrow range for much of 2004 before moving meaningfully higher late in the fourth quarter. The Growth Fund generally tends to lag the overall market when sharp rallies occur, and this tendency was magnified due to the defensive tactics employed in managing the portfolio. Given the macro imbalances we see in the domestic economy, we find no reasons to change our present strategy even though it hindered performance a bit in the fourth quarter.

  As indicated above, we continue to have a bias toward caution in our approach to common stocks. At present we are focused on controlling risk for our shareholders as we look for signs that would allow us to take a more aggressive approach to the market.

                             COUNTRY BALANCED FUND
                       INCEPTION DATE 12/07/78 (CLASS Y)

  The annualized returns for the Fund for the period ended December 31, 2004, are as follows:
                     1 Year           5 Years           10 Years
                     ------           -------           --------
                     6.32%             2.53%             9.15%

  These returns assume all dividends and capital gains distributions were re-invested in the Fund and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced.

  The Country Balanced Fund returned 6.32% over the last 12 months. This marks the second year in a row of positive returns following the down years of 2001 and 2002. While we are pleased with the total return for the period, our relative performance lagged that of our peer group, the Lipper Balanced Fund Average. One primary reason was our lack of exposure to small company stocks. Some of our more aggressive peers invest heavily in that area of the market, which had another outstanding year. In the long run, though, we believe our focus on high-quality large companies will continue to be a solid investment for our shareholders.

  Many events helped shape the U.S. financial markets during 2004. Perhaps the most troubling was the conflict in Iraq. The personal loss as well as the significant economic costs both served to push the market down early in the year. At the same time, rising energy prices, rising short-term interest rates, rising budget deficits and a declining U.S. dollar all took their toll.
However, all of these negative events were overshadowed by the Presidential election. Since the day of President Bush's re-election, the stock market has been on a tear. Stocks have climbed by over 7.5%, easily besting the 3.4% gain that was produced during the first ten months of the year. For 12 months, the S&P 500 gained 10.9%. But the best returns came from small company stocks, with the Russell 2000 up by 18.4%.

  The bond market held up despite pressures from the Federal Reserve. Even though short-term rates were pushed higher, the ten-year U.S. Treasury note ended the year virtually unchanged at 4.22%. Inflation rose only moderately, which lent support to the longer-term securities. As we look forward to 2005, we believe caution is still in order. With rates near historic lows, any increase in inflation or economic growth could easily have a negative impact on bond prices.

  The asset allocation as of December 31, 2004, was 61.5% stocks, 34.0% bonds, and 4.5% cash equivalents.

                          COUNTRY TAX-EXEMPT BOND FUND
                       INCEPTION DATE 12/07/78 (CLASS Y)

  The annualized total returns for the Fund for the period ended December 31, 2004, are as follows:

                     1 Year           5 Years           10 Years
                     ------           -------           --------
                     1.38%             4.93%             5.60%

  These returns assume all dividends and capital gains distributions were reinvested. Although the Fund's income is exempt from federal income tax, it may be subject to state and local taxes and (if applicable) the Alternative Minimum Tax.

  Over the past year, tax-exempt yields showed slight volatility based on mixed economic indicators. The threat of inflation, improving economic growth, anemic job growth, and the Federal Reserve's intent on raising short-term rates all contributed to the volatility we saw in the marketplace. Yields on the Bond Buyer Index 20 began the year at 4.60%, dropping in March to 4.35%, rising in May to 5.14% and ending the year at 4.49%, thus ending the year only 11 basis points of where they started and enabling municipals to outperform U.S. Treasuries in 2004.

  Municipal bond issuance for the year ending December 31, 2004, decreased 7.0% over the previous year, to $358 billion. For individual investors, interest was mediocre at best. Tax-exempt bond funds continued to experience outflows based on reallocation of assets into individual tax-exempt bonds, equities and money market funds. Property and casualty companies, despite one of the worst hurricane seasons on record, were highly profitable and thus continued buying tax-exempt bonds. Other market participants, especially arbitrage/hedge funds, took advantage of the market when the ratios of municipals versus U.S. Treasuries were favorable.

  Anticipating a rising interest rate environment, we kept our average maturity just short of the Index. The Fund's one- year total return was 1.38%. This compares to the Lipper Intermediate Municipal Bond Index return of 2.59%.

  Municipal bond yields will track the direction of the U.S. Treasury market.
We anticipate the continuation of buying by both property and casualty companies as well as arbitrage/hedge funds while ratios remain attractive for both participants. A return of the individual investor should occur when rates rise over current levels.

                          COUNTRY SHORT-TERM BOND FUND
                       INCEPTION DATE 01/02/97 (CLASS Y)

  The annualized total returns for the Fund for the period ended December 31, 2004, are as follows:

                     1 Year            5 Year       Since Inception
                     ------           -------           --------
                     1.59%             4.75%             4.79%

  These returns assume all dividend and capital gain distributions were re-invested in the Fund and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced.

  In an effort to methodically unwind their accommodative monetary stance, the Federal Reserve voted to lift short-term interest rates a total of five times during 2004. As a result, the benchmark overnight lending rate rose 1.25% and finished the year at 2.25%. Short-maturity U.S. Treasury yields followed suit and pushed higher as well. This activity all translates into more subdued total returns for the universe of short-term bonds. Fortunately, the income from our investments provided enough cushion to offset any losses in price, and the COUNTRY Short-Term Bond fund finished the year with a total return of 1.59%. This compared favorably to the Merrill Lynch 1-3 year Domestic Bond index and the Lipper Short-term Investment Grade Bond average which posted returns for the same period of 1.50% and 1.35% respectively.

  Federal Reserve officials have signaled they will continue on the path of hiking rates so long as it does not appear to compromise economic growth. Because of the negative impact this would have on the Fund, preserving capital is still a high priority. Consequently, the Fund's duration is slightly below our index, and the average credit quality of the portfolio remains at AAA. We continue to feel that credit spreads offer little incentive to add additional risk to the portfolio.

                               COUNTRY BOND FUND
                       INCEPTION DATE 01/02/97 (CLASS Y)

  The annualized total returns for the Fund for the period ended December 31, 2004, are as follows:

                     1 Year            5 Year       Since Inception
                     ------           -------           --------
                     3.87%             7.33%             6.63%

  Your fund posted a moderate gain for 2004. Throughout the past 12 months we have remained skeptical about the sustainability of low absolute interest rates. The portfolio has maintained a defensive posture by keeping its duration at or modestly below the Merrill Lynch Domestic Bond Index.

  Longer duration and lower credit quality bonds were the star performers for the year. Our relative performance was negatively impacted by a lack of lower-quality bonds in the Fund. Yield spreads were narrow between low and high-quality bonds, so we emphasized minimal credit risk and concentrated on higher-quality credits. The portfolio's weighted average quality remains a solid AA+. The weighted average maturity of the Fund is slightly over six years, near our minimum required weighted average of five years.

  Overweighting spread sectors such as corporates and mortgages and underweighting Treasuries enhanced our performance. Treasuries were the weakest performing major sector during the year.

  While all interest rates may move higher, our expectations of a dramatic move upward are somewhat tempered. The economy remains too fragile to allow sharply higher interest rates. We continue to believe that it is appropriate to keep duration shorter than our benchmark and focus on higher-quality spread sectors like mortgages and callable agencies.

                                             Sincerely,

                                             /s/Bruce D. Finks

                                             Bruce D. Finks
                                             Vice President

  Please refer to the Portfolio Highlights sections for index and peer average, including descriptions and performance. The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market. The Index does not reflect investment management fees, brokerage commission and other expenses associated with investing in equity securities. The Lipper Large Cap Core Funds are Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index. The Lipper Balanced Fund Average has funds that aim to conserve principal with a balanced portfolio of stocks and bonds. The Russell 2000 Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 2000 Index as ranked by market capitalization. The Bond Buyer Index is published in the Bond Buyer, a newspaper that publishes indexes and statistics from fixed-income markets.
The Bond Buyer Index 20 is a compilation of weekly yields on 20 year municipal bonds, rated A1 by Moody's. The Lipper Intermediate Municipal Bond Index is a compilation of tax-exempt municipal bond funds wit a five to ten year average weighted maturity. The Merrill Lynch 1-3 year Domestic Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities of 1-3 years. The Lipper Short-term Investment Grade Bond consists of fund primarily in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of less than three years. The Merrill Lynch Domestic Master Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities greater than one year. All indices mentioned are unmanaged and are not available for investment. Sector allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

  The federal government guarantees interest payments from government securities while dividend payments carry no such guarantee. Government securities, if held to maturity, guarantee the timely payment of principal and interest.

  Lipper Analytical Services, Inc. is an independent mutual fund research and ranking agency. Each Lipper average represents a universe of Funds with similar investment objectives. Rankings for the periods shown are based on Fund total returns with dividends and distributions reinvested and do not reflect sales charges.

  For use only when accompanied or preceded by a prospectus. Quasar Distributors, LLC, Distributor

COUNTRY MUTUAL FUNDS -- EXPENSE EXAMPLE December 31, 2004 (unaudited)

As a shareholder of the COUNTRY Growth Fund, COUNTRY Balanced Fund, COUNTRY Tax Exempt Bond Fund, COUNTRY Short-Term Bond Fund, or COUNTRY Bond Fund, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested for the period 7/01/04 - 12/31/04.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. Although the Funds charge no transaction fees, you will be assessed fees for outgoing wire transfers, telephone exchange fees, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds' transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COUNTRY GROWTH FUND - CLASS Y

                            Beginning          Ending          Expenses Paid
                          Account Value    Account Value     During Period*<F3>
                             7/1/04           12/31/04       7/1/04 - 12/31/04
                          -------------    -------------     ------------------
Actual(1)<F1>               $1,000.00        $1,056.80             $12.96
Hypothetical(2)<F2>         $1,000.00        $1,012.40             $12.68

(1)<F1> Ending account values and expenses paid during period based on a 5.68% return. The return is considered after expenses are deducted from the fund.
(2)<F2> Ending account values and expenses paid during period based on a 2.50% return. The return is considered before expenses are deducted from the fund.
  *<F3> Expenses are equal to the Fund's annualized expense ratio of 1.26%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COUNTRY BALANCED FUND - CLASS Y

                            Beginning          Ending          Expenses Paid
                          Account Value    Account Value     During Period*<F6>
                             7/1/04           12/31/04       7/1/04 - 12/31/04
                          -------------    -------------     ------------------
Actual(1)<F4>               $1,000.00        $1,051.90             $13.95
Hypothetical(2)<F5>         $1,000.00        $1,011.40             $13.68

(1)<F4> Ending account values and expenses paid during period based on a 5.19% return. The return is considered after expenses are deducted from the fund.
(2)<F5> Ending account values and expenses paid during period based on a 2.50% return. The return is considered before expenses are deducted from the fund.
  *<F6> Expenses are equal to the Fund's annualized expense ratio of 1.36%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COUNTRY TAX EXEMPT BOND FUND - CLASS Y

                            Beginning          Ending          Expenses Paid
                          Account Value    Account Value     During Period*<F9>
                             7/1/04           12/31/04       7/1/04 - 12/31/04
                          -------------    -------------     ------------------
Actual(1)<F7>               $1,000.00        $1,027.00             $8.61
Hypothetical(2)<F8>         $1,000.00        $1,016.50             $8.57

(1)<F7> Ending account values and expenses paid during period based on a 2.70% return. The return is considered after expenses are deducted from the fund.
(2)<F8> Ending account values and expenses paid during period based on a 2.50% return. The return is considered before expenses are deducted from the fund.
  *<F9> Expenses are equal to the Fund's annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COUNTRY SHORT-TERM BOND FUND - CLASS Y

                            Beginning          Ending          Expenses Paid
                          Account Value    Account Value    During Period*<F12>
                             7/1/04           12/31/04       7/1/04 - 12/31/04
                          -------------    -------------    -------------------
Actual(1)<F10>              $1,000.00        $1,014.50             $8.56
Hypothetical(2)<F11>        $1,000.00        $1,016.50             $8.57

(1)<F10> Ending account values and expenses paid during period based on a 1.45% return. The return is considered after expenses are deducted from the fund.
(2)<F11> Ending account values and expenses paid during period based on a 2.50% return. The return is considered before expenses are deducted from the fund.
 *<F12> Expenses are equal to the Fund's annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COUNTRY BOND FUND - CLASS Y

                            Beginning          Ending          Expenses Paid
                          Account Value    Account Value    During Period*<F15>
                             7/1/04           12/31/04       7/1/04 - 12/31/04
                          -------------    -------------    -------------------
Actual(1)<F13>              $1,000.00        $1,035.70             $8.65
Hypothetical(2)<F14>        $1,000.00        $1,016.50             $8.57

(1)<F13> Ending account values and expenses paid during period based on a 3.57% return. The return is considered after expenses are deducted from the fund.
(2)<F14> Ending account values and expenses paid during period based on a 2.50% return. The return is considered before expenses are deducted from the fund.
 *<F15> Expenses are equal to the Fund's annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COUNTRY GROWTH FUND - CLASS A

                            Beginning          Ending          Expenses Paid
                          Account Value    Account Value    During Period*<F18>
                             7/1/04           12/31/04       7/1/04 - 12/31/04
                          -------------    -------------    -------------------
Actual(1)<F16>              $1,000.00        $1,056.80             $12.96
Hypothetical(2)<F17>        $1,000.00        $1,012.40             $12.68

(1)<F16> Ending account values and expenses paid during period based on a 5.68% return and a 1.26% expense ratio. The return is considered after expenses are deducted from the fund.
(2)<F17> Ending account values and expenses paid during period based on a 2.50% return and a 1.26% expense ratio. The return is considered before expenses are deducted from the fund.
 *<F18> Expenses are equal to the Fund's annualized expense ratio of 1.26%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COUNTRY BALANCED FUND - CLASS A

                            Beginning          Ending          Expenses Paid
                          Account Value    Account Value    During Period*<F21>
                             7/1/04           12/31/04       7/1/04 - 12/31/04
                          -------------    -------------    -------------------
Actual(1)<F19>              $1,000.00        $1,052.50             $13.96
Hypothetical(2)<F20>        $1,000.00        $1,011.40             $13.68

(1)<F19> Ending account values and expenses paid during period based on a 5.25% return. The return is considered after expenses are deducted from the fund.
(2)<F20> Ending account values and expenses paid during period based on a 2.50% return. The return is considered before expenses are deducted from the fund.
 *<F21> Expenses are equal to the Fund's annualized expense ratio of 1.36%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COUNTRY TAX EXEMPT BOND FUND - CLASS A

                            Beginning          Ending          Expenses Paid
                          Account Value    Account Value    During Period*<F24>
                             7/1/04           12/31/04       7/1/04 - 12/31/04
                          -------------    -------------    -------------------
Actual(1)<F22>              $1,000.00        $1,025.60             $8.61
Hypothetical(2)<F23>        $1,000.00        $1,016.50             $8.57

(1)<F22> Ending account values and expenses paid during period based on a 2.56% return. The return is considered after expenses are deducted from the fund.
(2)<F23> Ending account values and expenses paid during period based on a 2.50% return. The return is considered before expenses are deducted from the fund.
 *<F24> Expenses are equal to the Fund's annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COUNTRY SHORT-TERM BOND FUND - CLASS A

                            Beginning          Ending          Expenses Paid
                          Account Value    Account Value    During Period*<F27>
                             7/1/04           12/31/04       7/1/04 - 12/31/04
                          -------------    -------------    -------------------
Actual(1)<F25>              $1,000.00        $1,014.40             $8.56
Hypothetical(2)<F26>        $1,000.00        $1,016.50             $8.57

(1)<F25> Ending account values and expenses paid during period based on a 1.44% return. The return is considered after expenses are deducted from the fund.
(2)<F26> Ending account values and expenses paid during period based on a 2.50% return. The return is considered before expenses are deducted from the fund.
 *<F27> Expenses are equal to the Fund's annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COUNTRY BOND FUND - CLASS A

                            Beginning          Ending          Expenses Paid
                          Account Value    Account Value    During Period*<F30>
                             7/1/04           12/31/04       7/1/04 - 12/31/04
                          -------------    -------------    -------------------
Actual(1)<F28>              $1,000.00        $1,034.40             $8.65
Hypothetical(2)<F29>        $1,000.00        $1,016.50             $8.57

(1)<F28> Ending account values and expenses paid during period based on a 3.44% return. The return is considered after expenses are deducted from the fund.
(2)<F29> Ending account values and expenses paid during period based on a 2.50% return. The return is considered before expenses are deducted from the fund.
 *<F30> Expenses are equal to the Fund's annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COUNTRY MUTUAL FUNDS -- ALLOCATION OF PORTFOLIO ASSETS (unaudited)

                           COUNTRY GROWTH FUND*<F31>

                    Consumer Discretionary            10.54%
                    Consumer Staples                  12.08%
                    Energy                            10.08%
                    Finance                           15.30%
                    Health                            12.69%
                    Industrial                        11.59%
                    Materials                          2.59%
                    Technology                        10.46%
                    Telecommuncations                  3.50%
                    Utilities                          2.37%
                    Warrants                           0.01%
                    Commercial Paper                   6.26%
                    Money Market                       2.53%

                          COUNTRY BALANCED FUND*<F31>

                    Common Stock                      61.69%
                    Warrants                           0.01%
                    Asset Backed Securities            3.21%
                    Corporate Bonds                    4.88%
                    Mortgage Backed Securities        12.31%
                    U.S. Government Agencies           7.59%
                    U.S. Government Obligations        6.08%
                    Money Market                       4.23%

                       COUNTRY TAX EXEMPT BOND FUND*<F31>

                    Alabama                            1.90%
                    Arizona                           11.56%
                    California                         5.30%
                    Colorado                           3.99%
                    Florida                            7.68%
                    Georgia                            4.37%
                    Illinois                           5.13%
                    Indiana                            4.04%
                    Massachusetts                      0.77%
                    Michigan                          11.28%
                    Missouri                           5.90%
                    New Jersey                         1.89%
                    New York                           1.90%
                    North Carolina                     1.97%
                    Oklahoma                           1.94%
                    Tennessee                          5.42%
                    Texas                             11.19%
                    Utah                               3.97%
                    Washington                         2.66%
                    Wisconsin                          6.62%
                    Money Market                       0.52%

*<F31>  Expressed as a percentage of total investments.

                       COUNTRY SHORT-TERM BOND FUND*<F32>

                    Asset Backed Securities            7.62%
                    Corporate Bonds                   16.91%
                    Mortgage Backed Securities        32.70%
                    U.S. Government Agencies          16.39%
                    U.S. Government Obligations        7.47%
                    Commercial Paper                  15.77%
                    Money Market Funds                 3.14%

                            COUNTRY BOND FUND*<F32>

                    Asset Backed Securities            3.67%
                    Corporate Bonds                   26.45%
                    Foreign Government                 0.94%
                    Mortgage Backed Securities        30.52%
                    Municipal                          1.31%
                    U.S. Government Agencies          16.13%
                    U.S. Government Obligations        5.79%
                    Commercial Paper                   7.20%
                    Money Market Funds                 7.99%

*<F32>  Expressed as a percentage of total investments.

COUNTRY MUTUAL FUNDS -- PORTFOLIO HIGHLIGHTS (UNAUDITED)

COUNTRY GROWTH FUND

  AVERAGE ANNUAL RETURNS  December 31, 2004
                                                   1 YEAR   5 YEARS    10 YEARS
                                                   ------   -------    --------
  COUNTRY Growth Fund -- Class Y (04/21/66)         7.22%     1.47%     11.39%
  S&P 500 Index(1)<F33>                            10.88%    -2.30%     12.07%
  Lipper Large Cap Core Funds Average(2)<F34>       7.79%    -3.45%      9.98%

  (1)<F33> The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market. The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.
  (2)<F34> The Lipper Large Cap Core Funds Average consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index.

  TEN LARGEST HOLDINGS  December 31, 2004

                                                    VALUE        PERCENT OF FUND
                                               ---------------   ---------------
  General Electric Company                       $ 5,840,000          3.05%
  Microsoft Corporation                            4,006,500          2.09%
  Exxon Mobil Corporation                          3,588,200          1.87%
  Citigroup Inc.                                   3,444,870          1.80%
  Wal-Mart Stores, Inc.                            3,433,300          1.79%
  Kimberly-Clark Corporation                       3,422,120          1.79%
  Pfizer Inc.                                      3,385,451          1.77%
  The Procter & Gamble Company                     3,370,896          1.76%
  Wells Fargo & Company                            3,293,950          1.72%
  Apache Corporation                               3,256,708          1.70%
                                                 -----------         ------
                                                 $37,041,995         19.34%
                                                 -----------         ------
                                                 -----------         ------

COUNTRY BALANCED FUND

  AVERAGE ANNUAL RETURNS  December 31, 2004
                                                   1 YEAR   5 YEARS    10 YEARS
                                                   ------   -------    --------
  COUNTRY Balanced Fund -- Class Y (12/07/78)       6.32%     2.53%      9.15%
  S&P 500 Index(1)<F35>                            10.88%    -2.30%     12.07%
  Merrill Lynch U.S.
    Domestic Master Bond Index(2)<F36>              4.34%     7.74%      7.74%
  Lipper Balanced Funds Average(3)<F37>             7.93%     2.01%      9.09%

  (1)<F35> The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market. The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.
  (2)<F36> The Merrill Lynch U.S. Domestic Master Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities greater than one year.
  (3)<F37> The Lipper Balanced Funds Average has funds that aim to conserve principal with a balanced portfolio of stocks and bonds.

  TEN LARGEST HOLDINGS  December 31, 2004

                                                    VALUE        PERCENT OF FUND
                                               ---------------   ---------------
  General Electric Company                        $  474,500          1.93%
  Federal National Mortgage Association,
    5.000%, 02/01/2014                               432,472          1.76%
  Microsoft Corporation                              360,585          1.47%
  Halliburton Company                                313,920          1.28%
  Federal Home Loan Mortgage Corp.,
    6.250%, 03/05/2012                               313,658          1.28%
  Wells Fargo & Company                              310,750          1.26%
  Citigroup Inc.                                     293,561          1.19%
  Johnson & Johnson                                  285,390          1.16%
  Fannie Mae                                         277,719          1.13%
  Federal Home Loan Mortgage Corp.,
    4.000%, 11/15/2018                               277,515          1.13%
                                                  ----------         ------
                                                  $3,340,070         13.59%
                                                  ----------         ------
                                                  ----------         ------

COUNTRY TAX EXEMPT BOND FUND

  AVERAGE ANNUAL RETURNS  December 31, 2004
                                                   1 YEAR   5 YEARS    10 YEARS
                                                   ------   -------    --------
  COUNTRY Tax Exempt Bond Fund _
    Class Y (12/07/78)                             1.38%     4.93%      5.60%
  Lehman Brothers 5-Year
    Municipal Bond Index(1)<F38>                   2.72%     5.98%      5.84%
  Lipper Intermediate
    Municipal Bond Index(2)<F39>                   2.59%     5.75%      5.68%

  (1)<F38> The Lehman Brothers 5-Year Municipal Bond Index is a compilation of tax-exempt municipal bonds with maturities in the four to six year range. The Lehman Index does not reflect investments in cash, the impact of any servicing, investment management, or administrative expense.
  (2)<F39> The Lipper Intermediate Municipal Bond Index is a compilation of tax-exempt municipal bond funds with a five to ten year average weighted maturity.

  TEN LARGEST HOLDINGS  December 31, 2004

                                                    VALUE        PERCENT OF FUND
                                               ---------------   ---------------
  Broward County, Florida, Resource Recovery
    Revenue Bond, 5.375%, 12/01/2010              $  814,612          5.69%
  Montgomery County Tennessee Unlimited
    General Obligation, 4.750%, 05/01/2013           765,758          5.35%
  Michigan State Building Authority State Police
    Commission Revenue Bond, 5.250%, 10/01/2010      671,622          4.69%
  Indiana University Trustee Revenue Bond,
    Student Fees, 5.700%, 08/01/2010                 571,186          3.99%
  Arapahoe County, School District #5 Cherry
    Creek Colorado Unlimited
    General Obligation, 5.500%, 12/15/2009           562,915          3.93%
  Iron County, Utah School District Unlimited
    General Obligation, 5.500%, 01/15/2010           560,905          3.92%
  Houston Texas Utility System Revenue Bond,
    5.250%, 05/15/2010                               555,890          3.88%
  Maricopa County,School District #3 Tempe
    Elementary, Arizona Unlimited
    General Obligation, 5.000%, 07/01/2012           554,665          3.87%
  Maricopa County,School District #11 Peoria
    University, Arizona Unlimited
    General Obligation, 5.000%, 07/01/2009           547,980          3.83%
  Milwaukee, Wisconsin Unlimited General
    Obligation, 5.000%, 12/15/2007                   536,930          3.75%
                                                  ----------         ------
                                                  $6,142,463         42.90%
                                                  ----------         ------
                                                  ----------         ------

COUNTRY SHORT-TERM BOND FUND

  AVERAGE ANNUAL RETURNS  December 31, 2004
                                                                 SINCE INCEPTION
                                             1 YEAR    5 YEAR       01/02/97
                                             ------    ------    ---------------
  COUNTRY Short-Term Bond Fund _
    Class Y (01/02/97)                        1.59%     4.75%         4.79%
  Merrill Lynch U.S. Domestic Master
    1-3 Year Bond Index(1)<F40>               1.50%     5.27%         5.43%
  Merrill Lynch U.S. Treasury/Agency
    1-3 Year Bond Index(2)<F41>               1.00%     5.04%         5.25%
  Lipper Short Investment Grade
    Debt Funds Average(3)<F42>                1.35%     4.57%         4.78%

  (1)<F40> The Merrill Lynch U.S. Domestic Master 1-3 Year Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities of 1-3 years.
  (2)<F41> The Merrill Lynch U.S. Treasury/Agency 1-3 Year Bond Index is an index of Treasury securities with maturities ranging from one to three years which are guaranteed as to the timely payment of principal and interest by the U.S. Government.
  (3)<F42> The Lipper Short Investment Grade Debt Funds Average consists of funds primarily in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of less than three years.

  TEN LARGEST HOLDINGS  December 31, 2004

                                                    VALUE        PERCENT OF FUND
                                               ---------------   ---------------
  U.S. Treasury Note, 2.375%, 08/31/2006         $ 1,980,078          4.31%
  Private Export Funding, 7.650%, 05/15/2006       1,589,945          3.46%
  U.S. Treasury Note, 1.250%, 05/31/2005           1,467,970          3.20%
  Rowan Companies, Inc., 5.880%, 03/15/2012        1,120,927          2.44%
  Federal Home Loan Mortgage Corp.,
    4.500%, 05/01/2013                             1,042,829          2.27%
  Government National Mortgage Association,
    4.104%, 03/16/2018                               988,754          2.15%
  Federal Home Loan Bank, 3.000%, 03/30/2011         747,996          1.63%
  Federal Home Loan Bank, 4.000%, 02/27/2014         700,567          1.53%
  Federal Home Loan Bank, 3.500%, 01/30/2014         698,406          1.52%
  Federal Home Loan Bank, 2.750%, 04/05/2007         691,434          1.51%
                                                  ----------         ------
                                                 $11,028,906         24.02%
                                                 -----------         ------
                                                 -----------         ------

COUNTRY BOND FUND

  AVERAGE ANNUAL RETURNS  December 31, 2004
                                                                 SINCE INCEPTION
                                             1 YEAR    5 YEAR       01/02/97
                                             ------    ------    ---------------
  COUNTRY Bond Fund -- Class Y (01/02/97)     3.87%     7.33%         6.63%
  Merrill Lynch U.S. Domestic
    Master Bond Index(1)<F43>                 4.34%     7.74%         7.05%
  Lipper Intermediate Investment
    Grade Debt Funds Average(2)<F44>          3.85%     6.85%         6.11%

  (1)<F43> The Merrill Lynch U.S. Domestic Master Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities greater than one year.
  (2)<F44> The Lipper Intermediate Investment Grade Debt Funds Average consists of funds that, by portfolio practice, invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar weighted average maturities of five to ten years.

  TEN LARGEST HOLDINGS  December 31, 2004
                                                    VALUE        PERCENT OF FUND
                                               ---------------   ---------------
  Government National Mortgage Association,
    5.000%, 01/15/2033                           $ 1,637,496          3.63%
  U.S. Treasury Inflation Index Note,
    3.000%, 07/15/2012                             1,414,200          3.13%
  Federal National Mortgage Association,
    4.500%, 06/25/2018                             1,217,363          2.70%
  Government National Mortgage Association,
    6.000%, 06/15/2031                             1,159,293          2.57%
  Federal Home Loan Mortgage Corp.,
    4.375%, 02/04/2010                             1,001,051          2.22%
  Ameritech Capital Funding Corp.,
    5.950%, 01/15/2038                             1,000,962          2.22%
  Federal Home Loan Mortgage Corp.,
    6.250%, 03/05/2012                               836,422          1.85%
  Federal National Mortgage Association,
    5.000%, 02/01/2014                               778,449          1.72%
  Federal Home Loan Bank, 4.000%, 07/02/2015         678,965          1.50%
  CSX Transportation, Inc., 6.500%, 04/15/2014       676,327          1.50%
                                                 -----------         ------
                                                 $10,400,528         23.04%
                                                 -----------         ------
                                                 -----------         ------

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 2004 (unaudited)

COUNTRY GROWTH FUND

                                                        SHARES         VALUE
                                                        ------         -----
COMMON STOCK -- 91.17%

CONSUMER DISCRETIONARY -- 10.54%
Dollar General Corporation                              80,500    $  1,671,985
Gentex Corporation                                      76,000       2,813,520
The Home Depot, Inc.                                    47,000       2,008,780
Jones Apparel Group, Inc.                               60,000       2,194,200
Kohl's Corporation*<F45>                                37,500       1,843,875
Newell Rubbermaid Inc.                                  85,000       2,056,150
Target Corporation                                      40,000       2,077,200
Time Warner Inc.*<F45>                                  68,200       1,325,808
The TJX Companies, Inc.                                 72,500       1,821,925
Tribune Company                                         56,000       2,359,840
                                                                  ------------
                                                                    20,173,283
                                                                  ------------

CONSUMER STAPLES -- 12.08%
Altria Group, Inc.                                      42,000       2,566,200
The Coca-Cola Company                                   52,000       2,164,760
CVS Corporation                                         57,000       2,568,990
Kimberly-Clark Corporation                              52,000       3,422,120
The Procter & Gamble Company                            61,200       3,370,896
Sara Lee Corporation                                    77,300       1,866,022
Sysco Corporation                                       52,000       1,984,840
Unilever NV -- NYS                                      26,000       1,734,460
Wal-Mart Stores, Inc.                                   65,000       3,433,300
                                                                  ------------
                                                                    23,111,588
                                                                  ------------

ENERGY -- 10.08%
Apache Corporation                                      64,400       3,256,708
ChevronTexaco Corporation                               45,600       2,394,456
ConocoPhillips                                          28,000       2,431,240
Diamond Offshore Drilling, Inc.                         58,000       2,322,900
Exxon Mobil Corporation                                 70,000       3,588,200
Halliburton Company                                     82,000       3,217,680
Schlumberger Limited (1)<F46>                           31,100       2,082,145
                                                                  ------------
                                                                    19,293,329
                                                                  ------------

FINANCE -- 15.29%
ACE Limited (1)<F46>                                    45,000       1,923,750
The Allstate Corporation                                44,000       2,275,680
American Express Company                                43,100       2,429,547
American International Group, Inc.                      45,000       2,955,150
The Bank of New York Company, Inc.                      55,000       1,838,100
Citigroup Inc.                                          71,500       3,444,870
Fannie Mae                                              30,000       2,136,300
H&R Block, Inc.                                         39,000       1,911,000
JPMorgan Chase & Co.                                    65,340       2,548,913
MBNA Corporation                                        67,000       1,888,730
Washington Mutual, Inc.                                 62,000       2,621,360
Wells Fargo & Company                                   53,000       3,293,950
                                                                  ------------
                                                                    29,267,350
                                                                  ------------

HEALTH -- 12.69%
Abbott Laboratories                                     60,400       2,817,660
Baxter International Inc.                               63,600       2,196,744
Boston Scientific Corporation*<F45>                     60,000       2,133,000
Bristol-Myers Squibb Company                            65,900       1,688,358
Forest Laboratories, Inc.*<F45>                         32,000       1,435,520
Johnson & Johnson                                       47,400       3,006,108
McKesson Corporation                                    60,000       1,887,600
Medco Health Solutions, Inc.*<F45>                      57,700       2,400,320
Medtronic, Inc.                                         20,000         993,400
Pfizer Inc.                                            125,900       3,385,451
Quest Diagnostics Incorporated                          24,500       2,340,975
                                                                  ------------
                                                                    24,285,136
                                                                  ------------

INDUSTRIAL -- 11.58%
American Power Conversion Corporation                  104,000       2,225,600
CANON INC. -- ADR                                       40,000       2,170,400
Caterpillar Inc.                                        32,500       3,169,075
Emerson Electric Co.                                    27,000       1,892,700
FedEx Corp.                                             24,300       2,393,307
General Electric Company                               160,000       5,840,000
Masco Corporation                                       65,000       2,374,450
Rockwell Automation, Inc.                               42,500       2,105,875
                                                                  ------------
                                                                    22,171,407
                                                                  ------------

MATERIALS -- 2.59%
Alcoa Inc.                                              64,500       2,026,590
Newmont Mining Corporation                              66,000       2,931,060
                                                                  ------------
                                                                     4,957,650
                                                                  ------------

TECHNOLOGY -- 10.45%
Analog Devices, Inc.                                    35,200       1,299,584
Cisco Systems, Inc.*<F45>                              108,000       2,084,400
Hewlett-Packard Company                                 87,000       1,824,390
Intel Corporation                                      102,300       2,392,797
International Business Machines Corporation             21,600       2,129,328
International Rectifier Corporation*<F45>               45,900       2,045,763
Microsoft Corporation                                  150,000       4,006,500
Nokia Oyj -- ADR                                       143,000       2,240,810
SunGard Data Systems Inc.*<F45>                         69,400       1,966,102
                                                                  ------------
                                                                    19,989,674
                                                                  ------------

TELECOMMUNICATIONS -- 3.50%
ALLTEL Corporation                                      39,400       2,315,144
UTStarcom, Inc.*<F45>                                   85,000       1,882,750
Verizon Communications Inc.                             61,900       2,507,569
                                                                  ------------
                                                                     6,705,463
                                                                  ------------

UTILITIES -- 2.37%
Duke Energy Corporation                                 54,500       1,380,485
Nicor Inc.                                              41,400       1,529,316
Progress Energy, Inc.                                   35,900       1,624,116
                                                                  ------------
                                                                     4,533,917
                                                                  ------------
TOTAL COMMON STOCK
  (cost $120,878,085)                                              174,488,797
                                                                  ------------

WARRANTS -- 0.01%
Lucent Technologies, Inc.
  Expiration December 2007,
  Exercise Price $2.75
  (Acquired 12/31/04, Cost $0)                          15,889          25,105
                                                                  ------------
TOTAL WARRANTS
  (cost $0)                                                             25,105
                                                                  ------------

                                                     PRINCIPAL
                                                      AMOUNT
                                                     ---------
COMMERCIAL PAPER -- 6.26%
American Express Credit Corp:
  2.250%, 01/04/05                                  $  235,000         234,956
  2.260%, 01/06/05                                   1,500,000       1,499,529
American General Finance:
  2.260%, 01/05/05                                     890,000         889,777
  2.320%, 01/11/05                                     870,000         869,439
  2.310%, 01/19/05                                     825,000         824,047
General Electric Capital Corporation:
  2.300%, 01/12/05                                     535,000         534,624
  2.280%, 01/19/05                                     885,000         883,991
LaSalle Bank Corporation
  2.300%, 01/14/05                                   3,000,000       2,997,508
Prudential Funding Corp.
  2.120%, 01/04/05                                   1,250,000       1,249,779
Toyota Motor Credit Corporation
  2.280%, 01/12/05                                   2,000,000       1,998,607
                                                                  ------------
TOTAL COMMERCIAL PAPER
  (cost $11,982,257)                                                11,982,257
                                                                  ------------

                                                      SHARES
                                                      ------
MONEY MARKET FUNDS -- 2.53%
Federated Prime Obligations Fund --
  Institutional Shares                               1,925,241       1,925,241
Harris Insight Money Market Fund --
  Institutional Shares                                  60,533          60,533
Janus Money Market Fund --
  Institutional Shares                               2,850,226       2,850,226
                                                                  ------------
TOTAL MONEY MARKET FUNDS
  (cost $4,836,000)                                                  4,836,000
                                                                  ------------
TOTAL INVESTMENTS -- 99.97%
  (cost $137,696,342)                                              191,332,159
                                                                  ------------
OTHER ASSETS LESS LIABILITIES -- 0.03%                                  64,927
                                                                  ------------
NET ASSETS -- 100.00%                                             $191,397,086
                                                                  ------------
                                                                  ------------

*<F45>  Non-income producing.
(1)<F46>  Foreign Security.
NYS -- New York Shares.
ADR -- American Depository Receipt.

                       See notes to financial statements.

COUNTRY BALANCED FUND

                                                        SHARES         VALUE
                                                        ------         -----
COMMON STOCK -- 61.48%

CONSUMER DISCRETIONARY -- 6.52%
Dollar General Corporation                               6,600     $   137,082
Gentex Corporation                                       6,000         222,120
The Home Depot, Inc.                                     5,300         226,522
Jones Apparel Group, Inc.                                4,900         179,193
Kohl's Corporation*<F47>                                 3,200         157,344
Newell Rubbermaid Inc.                                   6,000         145,140
Target Corporation                                       4,000         207,720
The TJX Companies, Inc.                                  6,000         150,780
Tribune Company                                          4,200         176,988
                                                                   -----------
                                                                     1,602,889
                                                                   -----------

CONSUMER STAPLES -- 6.88%
Altria Group, Inc.                                       3,500         213,850
The Coca-Cola Company                                    4,500         187,335
CVS Corporation                                          5,000         225,350
Kimberly-Clark Corporation                               4,200         276,402
The Procter & Gamble Company                             5,000         275,400
Sara Lee Corporation                                     6,000         144,840
Sysco Corporation                                        4,100         156,497
Wal-Mart Stores, Inc.                                    4,000         211,280
                                                                   -----------
                                                                     1,690,954
                                                                   -----------

ENERGY -- 6.07%
Apache Corporation                                       5,000         252,850
ConocoPhillips                                           3,000         260,490
Diamond Offshore Drilling, Inc.                          4,800         192,240
Exxon Mobil Corporation                                  5,300         271,678
Halliburton Company                                      8,000         313,920
Schlumberger Limited (1)<F48>                            3,000         200,850
                                                                   -----------
                                                                     1,492,028
                                                                   -----------

FINANCE -- 11.67%
ACE Limited (1)<F48>                                     4,000         171,000
The Allstate Corporation                                 3,500         181,020
American Express Company                                 3,400         191,658
American International Group, Inc.                       4,000         262,680
Bank of America Corporation                              5,110         240,119
The Bank of New York Company, Inc.                       6,700         223,914
Citigroup Inc.                                           6,093         293,561
Fannie Mae                                               3,900         277,719
H&R Block, Inc.                                          3,000         147,000
JPMorgan Chase & Co.                                     4,620         180,226
MBNA Corporation                                         7,000         197,330
Washington Mutual, Inc.                                  4,500         190,260
Wells Fargo & Company                                    5,000         310,750
                                                                   -----------
                                                                     2,867,237
                                                                   -----------

HEALTH -- 8.64%
Abbott Laboratories                                      5,200         242,580
Baxter International Inc.                                4,300         148,522
Boston Scientific Corporation*<F47>                      5,100         181,305
Bristol-Myers Squibb Company                             5,900         151,158
Forest Laboratories, Inc.*<F47>                          3,200         143,552
Johnson & Johnson                                        4,500         285,390
McKesson Corporation                                     4,800         151,008
Medco Health Solutions, Inc.*<F47>                       5,000         208,000
Medtronic, Inc.                                          2,800         139,076
Pfizer Inc.                                              9,000         242,010
Quest Diagnostics Incorporated                           2,400         229,320
                                                                   -----------
                                                                     2,121,921
                                                                   -----------

INDUSTRIAL -- 7.26%
American Power Conversion Corporation                    8,000         171,200
CANON INC. -- ADR                                        3,500         189,910
Caterpillar Inc.                                         2,200         214,522
Emerson Electric Co.                                     2,800         196,280
FedEx Corp.                                              1,800         177,282
General Electric Company                                13,000         474,500
Masco Corporation                                        5,000         182,650
Rockwell Automation, Inc.                                3,600         178,380
                                                                   -----------
                                                                     1,784,724
                                                                   -----------

MATERIALS -- 1.80%
Alcoa Inc.                                               7,000         219,940
Newmont Mining Corporation                               5,000         222,050
                                                                   -----------
                                                                       441,990
                                                                   -----------

TECHNOLOGY -- 7.96%
Cisco Systems, Inc.*<F47>                               11,800         227,740
First Data Corporation                                   4,500         191,430
Hewlett-Packard Company                                  6,200         130,014
Intel Corporation                                       10,500         245,595
International Business Machines Corporation              2,400         236,592
International Rectifier Corporation*<F47>                4,000         178,280
Microsoft Corporation                                   13,500         360,585
Nokia Oyj -- ADR                                        12,000         188,040
SunGard Data Systems Inc.*<F47>                          7,000         198,310
                                                                   -----------
                                                                     1,956,586
                                                                   -----------

TELECOMMUNICATIONS -- 2.45%
ALLTEL Corporation                                       4,000         235,040
UTStarcom, Inc.*<F47>                                    8,700         192,705
Verizon Communications Inc.                              4,322         175,084
                                                                   -----------
                                                                       602,829
                                                                   -----------

UTILITIES -- 2.23%
Duke Energy Corporation                                 10,100         255,833
Nicor Inc.                                               3,500         129,290
Progress Energy, Inc.                                    3,600         162,864
                                                                   -----------
                                                                       547,987
                                                                   -----------
TOTAL COMMON STOCK
  (cost $10,807,114)                                                15,109,145
                                                                   -----------

WARRANTS -- 0.01%
Lucent Technologies, Inc.
  Expiration December 2007,
  Exercise Price $2.75
  (Acquired 12/31/04, Cost $0)                             979           1,547
                                                                   -----------
TOTAL WARRANTS
  (cost $0)                                                              1,547
                                                                   -----------

                                                     PRINCIPAL
                                                       AMOUNT
                                                     ---------
BONDS AND NOTES -- 33.95%

ASSET BACKED -- 3.19%
Banc One Home Equity Trust
  7.310%, 06/25/29                                    $ 33,550          33,684
Chemical Master Credit Card Trust 1
  5.980%, 09/15/08                                     200,000         205,148
Citibank Credit Card Issuance Trust
  4.150%, 07/07/17                                     150,000         143,407
CPL Transition Funding, LLC
  3.540%, 01/15/07                                      68,367          68,383
Federal Home Loan Mortgage Corp.
  6.400%, 09/25/28                                     250,000         249,669
Green Tree Financial Corporation
  6.870%, 01/15/29                                      56,186          59,762
Sears Credit Account Master Trust
  5.650%, 03/17/09                                      25,000          25,027
                                                                   -----------
                                                                       785,080
                                                                   -----------

AUTO -- 0.46%
General Motors Acceptance Corp.
  8.875%, 06/01/10                                     100,000         112,817
                                                                   -----------

BANKING -- 0.93%
Citicorp
  7.200%, 06/15/07                                     100,000         108,325
Inter-American Development Bank
  8.875%, 06/01/09                                     100,000         119,824
                                                                   -----------
                                                                       228,149
                                                                   -----------

FINANCE -- 1.56%
American Honda Finance Corporation
  4.500%, 05/26/09 (Cost $149,681,
  Acquired 05/18/2004) (4)<F51>                        150,000         152,599
General Electric Capital Corporation
  3.000%, 06/27/18 (3)<F50>                            250,000         231,333
                                                                   -----------
                                                                       383,932
                                                                   -----------

MANUFACTURING -- 0.42%
General Electric Company
  5.000%, 02/01/13                                     100,000         102,597
                                                                   -----------

MORTGAGE BACKED -- 12.27%
Federal Home Loan Mortgage Corp.:
  10.150%, 04/15/06                                         22              22
  6.000%, 12/15/08                                      93,574          95,568
  4.000%, 11/15/18                                     300,000         277,515
  5.000%, 11/15/18                                     125,000         126,383
  5.000%, 10/15/31                                     150,000         150,267
  7.000%, 07/25/32                                     154,216         161,535
Federal National Mortgage Association:
  5.000%, 02/01/14                                     418,983         432,472
  4.500%, 06/25/18                                     200,000         194,778
  5.500%, 02/01/33                                     154,568         157,155
  6.500%, 02/25/44                                     150,142         158,878
  6.500%, 05/25/45                                     134,308         141,323
Government National Mortgage Association:
  9.500%, 06/15/09                                       1,024           1,121
  9.500%, 08/15/09                                         597             654
  4.500%, 05/20/14                                      86,154          85,259
  9.000%, 07/15/16                                       8,070           9,030
  6.500%, 07/15/29                                      29,699          31,302
  6.000%, 06/15/31                                     139,602         144,930
  6.000%, 02/15/32                                      78,121          81,061
Morgan Stanley Dean Witter Capital I
  5.740%, 12/15/35                                     200,000         214,416
Nomura Asset Acceptance Corporation
  6.500%, 10/25/34                                      89,781          93,607
Wachovia Bank Commercial Mortgage Trust:
  4.445%, 11/15/35                                     250,000         251,021
  5.235%, 07/15/41                                     200,000         207,765
                                                                   -----------
                                                                     3,016,062
                                                                   -----------

TELEPHONE UTILITY -- 1.50%
BellSouth Capital Funding Corp.
  6.040%, 11/15/26                                     200,000         209,863
GTE South, Inc.
  6.000%, 02/15/08                                     150,000         158,117
                                                                   -----------
                                                                       367,980
                                                                   -----------

U.S. GOVERNMENT AGENCIES(5)<F52> -- 7.56%
Federal Home Loan Bank:
  2.750%, 04/05/07 (3)<F50>                            150,000         148,164
  3.000%, 03/30/11 (3)<F50>                            150,000         149,599
  4.000%, 07/02/15 (3)<F50>                            200,000         193,990
  4.250%, 06/19/18 (3)<F50>                            100,000          95,785
  4.000%, 06/26/18 (3)<F50>                            150,000         143,380
  4.250%, 06/26/18 (3)<F50>                            100,000          95,774
  4.250%, 07/17/18 (3)<F50>                            150,000         140,699
  4.250%, 07/23/18 (3)<F50>                            200,000         187,529
Federal Home Loan Mortgage Corp.:
  4.375%, 02/04/10                                     200,000         200,210
  6.250%, 03/05/12                                     300,000         313,658
New Valley Generation IV
  4.687%, 01/15/22                                     194,955         190,257
                                                                   -----------
                                                                     1,859,045
                                                                   -----------

U.S. GOVERNMENT OBLIGATIONS -- 6.06%
U.S. Treasury Bond:
  4.250%, 11/15/13                                     150,000         150,943
  7.500%, 11/15/16                                     100,000         127,793
U.S. Treasury Note:
  6.875%, 05/15/06                                     200,000         210,586
  3.125%, 05/15/07                                     150,000         149,924
  2.750%, 08/15/07                                     100,000          98,902
  2.625%, 05/15/08                                     100,000          97,766
  3.875%, 05/15/09                                     250,000         253,682
  3.375%, 01/15/12 (2)<F49>                            106,940         121,728
  3.000%, 07/15/12 (2)<F49>                            105,610         117,850
  1.875%, 07/15/13 (2)<F49>                            155,082         159,528
                                                                   -----------
                                                                     1,488,702
                                                                   -----------
TOTAL BONDS AND NOTES
  (cost $8,168,823)                                                  8,344,364
                                                                   -----------

                                                       SHARES
                                                       ------
MONEY MARKET FUNDS -- 4.22%
Federated Prime Obligations Fund --
  Institutional Shares                                  70,191          70,191
Janus Money Market Fund --
  Institutional Shares                                 966,907         966,907
                                                                   -----------
TOTAL MONEY MARKET FUNDS
  (cost $1,037,098)                                                  1,037,098
                                                                   -----------
TOTAL INVESTMENTS -- 99.66%
  (cost $20,013,035)                                                24,492,154
                                                                   -----------
OTHER ASSETS LESS LIABILITIES -- 0.34%                                  84,006
                                                                   -----------
NET ASSETS -- 100.00%                                              $24,576,160
                                                                   -----------
                                                                   -----------

*<F47>  Non-income producing.
(1)<F48>  Foreign Security.
(2)<F49>  United States Treasury Inflation Index Note.
(3)<F50> Variable rate security. The rate shown is in effect on December 31, 2004.
(4)<F51>  Restricted under Rule 144A of the Securities Act of 1933.
(5)<F52> The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
NYS -- New York Shares.
ADR -- American Depository Receipt.

                       See notes to financial statements.

COUNTRY TAX EXEMPT BOND FUND

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                      ---------        -----
MUNICIPAL BONDS
  (TAX EXEMPT) -- 98.14%

ALABAMA -- 1.88%
Alabama State Public School and
  College Authority Revenue Bond
  5.000%, 02/01/08                                    $250,000     $   269,018
                                                                   -----------

ARIZONA -- 11.41%
Maricopa County, School District #3
  Tempe Elementary Arizona Unlimited
  General Obligation
  5.000%,  07/01/12                                    500,000         554,665
Maricopa County, School District #11
  Peoria University Arizona Unlimited
  General Obligation
  5.000%,  07/01/09                                    500,000         547,980
Maricopa County, School District #93
  Cave Creek Arizona Unlimited
  General Obligation
  6.400%,  07/01/06                                    500,000         530,515
                                                                   -----------
                                                                     1,633,160
                                                                   -----------

CALIFORNIA -- 5.23%
California State Economic Development
  Unlimited General Obligation Series A
  5.000%, 07/01/10                                     400,000         444,140
City of Fresno, California Sewer System
  Revenue Bond
  6.250%, 09/01/14                                     250,000         304,513
                                                                   -----------
                                                                       748,653
                                                                   -----------

COLORADO -- 3.93%
Arapahoe County, School District #5
  Cherry Creek Colorado Unlimited
  General Obligation
  5.500%, 12/15/09                                     500,000         562,915
                                                                   -----------

FLORIDA -- 7.57%
Broward County, Florida, Resource
  Recovery Revenue Bond
  5.375%, 12/01/10                                     750,000         814,612
Seacoast, Florida Utilities Authority Water
  and Sewer Utility Revenue Bond
  5.000%, 03/01/08                                     250,000         269,730
                                                                   -----------
                                                                     1,084,342
                                                                   -----------

GEORGIA -- 4.31%
Atlanta, Georgia Airport Revenue Bond,
  Series A
  5.750%, 01/01/11                                     250,000         281,498
Dekalb County, Georgia Unlimited
  General Obligation
  5.000%, 12/01/11                                     300,000         334,995
                                                                   -----------
                                                                       616,493
                                                                   -----------

ILLINOIS -- 5.06%
Northwest Suburban Municipal Joint Action
  Water Agency Illinois Contract Revenue Bond
  6.450%, 05/01/07                                     400,000         436,664
Regional Transportation Authority Illinois
  Limited General Obligation
  5.750%, 06/01/11                                     250,000         287,380
                                                                   -----------
                                                                       724,044
                                                                   -----------

INDIANA -- 3.99%
Indiana University Trustee Revenue Bond,
  Student Fees
  5.700%, 08/01/10                                     550,000         571,186
                                                                   -----------

MASSACHUSETTS -- 0.76%
Massachusetts State Grant Anticipation
  Notes Revenue Bond, Series B
  5.000%, 12/15/08                                     100,000         108,827
                                                                   -----------

MICHIGAN -- 11.13%
Dearborn Michigan Sewer Unlimited General
  Obligation Series A
  5.500%, 10/01/04                                     475,000         498,551
Michigan State Building Authority State Police
  Commission Revenue Bond
  5.250%, 10/01/10                                     600,000         671,622
Michigan State Hospital Financing Authority
  Ascension Health Credit Revenue Bond
  Series A
  5.500%, 11/15/06                                     400,000         422,744
                                                                   -----------
                                                                     1,592,917
                                                                   -----------

MISSOURI -- 5.82%
Cape Girardeau, Missouri Waterworks
  System Revenue Bond
  7.450%, 03/01/05                                     190,000         190,438
Missouri State Environmental Improvement
  & Energy Resource Authority Pollution
  Control Revenue Bond
  5.250%, 12/01/09                                     250,000         265,262
Missouri State Health and Educational
  Facilities Revenue Bond
  6.000 %, 05/15/07                                    350,000         377,244
                                                                   -----------
                                                                       832,944
                                                                   -----------

NEW JERSEY -- 1.86%
Essex County, New Jersey Unlimited
  General Obligation
  5.000%, 08/01/07                                     250,000         266,655
                                                                   -----------

NEW YORK -- 1.87%
New York City Industrial Development
  Agency Civic Facility Revenue Bond
  5.000%, 11/15/07                                     250,000         268,132
                                                                   -----------

NORTH CAROLINA -- 1.94%
North Carolina Eastern Municipal Power
  Agency System Revenue Bond
  7.000%, 01/01/08                                     250,000         278,257
                                                                   -----------

OKLAHOMA -- 1.91%
Oklahoma State Capital Improvement
  Authority State Highway Revenue Bond
  5.000%, 06/01/09                                     250,000         274,110
                                                                   -----------

TENNESSEE -- 5.35%
Montgomery County Tennessee Unlimited
  General Obligation
  4.750%, 05/01/13                                     700,000         765,758
                                                                   -----------

TEXAS -- 11.04%
Alvarado, Texas Independent School District
  Unlimited General Obligation
  6.800%, 02/15/10                                     420,000         495,260
Houston Texas Utility System Revenue Bond
  5.250%, 05/15/10                                     500,000         555,890
United Independent School District, Texas
  Unlimited General Obligation
  6.700%, 08/15/08                                     465,000         529,654
                                                                   -----------
                                                                     1,580,804
                                                                   -----------

UTAH -- 3.92%
Iron County, Utah School District
  Unlimited General Obligation
  5.500%, 01/15/10                                     500,000         560,905
                                                                   -----------

WASHINGTON -- 2.63%
Washington State Public Power Supply
  Systems Nuclear Project #2 Revenue
  Bond Series A
  5.750%, 07/01/09                                     335,000         376,061
                                                                   -----------

WISCONSIN -- 6.53%
Milwaukee, Wisconsin Unlimited
  General Obligation
  5.000%, 12/15/07                                     500,000         536,930
Wisconsin Housing and Economic
  Development Authority Revenue Bond
  4.350%, 11/01/09                                     385,000         398,136
                                                                   -----------
                                                                       935,066
                                                                   -----------
TOTAL MUNICIPAL BONDS
  (cost $13,476,711)                                                14,050,247
                                                                   -----------

                                                       SHARES
                                                       ------
TAX EXEMPT MONEY
  MARKET FUNDS -- 0.52%
Vanguard Tax-Exempt Money Market Fund                   73,730          73,730
                                                                   -----------
TOTAL TAX EXEMPT MONEY MARKET FUNDS
  (cost $73,730)                                                        73,730
                                                                   -----------
TOTAL INVESTMENTS -- 98.66%
  (cost $13,550,441)                                                14,123,977
                                                                   -----------
OTHER ASSETS LESS LIABILITIES -- 1.34%                                 191,818
                                                                   -----------
NET ASSETS -- 100.00%                                              $14,315,795
                                                                   -----------
                                                                   -----------

                       See notes to financial statements.

COUNTRY SHORT-TERM BOND FUND

                                                     PRINCIPAL
                                                      AMOUNT          VALUE
                                                     ---------        -----
BONDS AND NOTES -- 81.48%

ASSET BACKED -- 7.66%
Americredit Automobile Receivables Trust:
  4.610%, 01/12/09                                  $  300,000     $   303,873
  3.480%, 05/06/10                                     500,000         500,469
Atlantic City Electric Transition Funding, LLC
  2.890%, 07/20/10                                     413,942         410,267
Banc One Home Equity Trust
  7.310%, 06/25/29                                      83,875          84,210
Bank One Issuance Trust
  2.130%, 10/15/09 (2)<F54>                            500,000         500,315
Centerpoint Energy Transition Bond Company
  3.840%, 09/15/07                                     365,066         366,448
CIT Equipment Collateral
  4.030%, 01/20/06                                      45,978          46,077
CPL Transition Funding, LLC
  3.540%, 01/15/07                                     113,945         113,972
Structured Asset Securities Corporation
  5.540%, 11/25/32                                     400,000         402,785
Toyota Auto Receivables Owner Trust
  4.000%, 07/15/08                                     447,843         449,200
TXU Electronic Delivery Transition
  Bond Company LLC
  3.520%, 11/15/11                                     338,086         337,514
                                                                   -----------
                                                                     3,515,130
                                                                   -----------

CORPORATE BONDS -- 16.98%
Abbott Laboratories
  5.125%, 07/01/04
American Honda Finance Corporation
  2.875%, 04/03/06 (Cost $500,000,
  Acquired 03/21/2003) (1)<F53>                        500,000         497,208
Ameritech Capital Funding
  5.950%, 01/15/38                                     550,000         550,529
Baltimore Gas and Electric Company
  6.730%, 06/12/12                                     300,000         333,729
Bank One Corporation
  2.581%, 02/27/06 (2)<F54>                            500,000         501,285
Caterpillar Financial Services Corporation
  4.750%, 05/15/06                                     400,000         404,173
Central Telephone Company
  7.040%, 09/21/07                                     500,000         544,970
FPL Group Capital Inc.
  4.086%, 02/16/07                                     450,000         454,767
Gannett Co., Inc.
  4.950%, 04/01/05                                     500,000         502,492
General Motors Acceptance Corporation
  5.625%, 05/15/09                                     400,000         400,014
GTE South, Inc.
  6.000%, 02/15/08                                     500,000         527,055
Marshall & Ilsley Bank
  2.900%, 08/18/09                                     272,727         266,855
Merrill Lynch & Co., Inc.
  4.540%, 03/08/05                                     500,000         501,662
Rowan Companies, Inc.
  5.880%, 03/15/12                                   1,055,000       1,120,927
U.S. Central Credit Union
  2.700%, 09/30/09                                     454,545         446,055
U.S. Trade Funding Corp
  4.260%, 11/15/14                                     347,545         347,531
USAA Capital Corporation
  3.130%, 12/15/05 (Cost $400,000,
  Acquired 12/05/2002) (1)<F53>                        400,000         399,288
                                                                   -----------
                                                                     7,798,540
                                                                   -----------

MORTGAGE BACKED -- 32.86%
Banc of America Commercial Mortgage Inc.
  4.334%, 06/11/35                                     353,992         356,654
Federal Home Loan Mortgage Corp.:
  5.500%, 12/15/05                                     118,328         119,092
  5.500%, 03/01/09                                     159,217         162,695
  2.478%, 05/15/10                                     500,000         488,654
  6.000%, 11/15/11                                     401,156         408,486
  6.900%, 03/15/13                                     407,463         415,500
  4.500%, 05/01/13                                   1,035,990       1,042,829
  5.500%, 10/01/14                                     216,120         223,792
  6.500%, 03/01/15                                     219,391         232,472
Federal National Mortgage Association:
  6.500%, 03/01/08                                     166,024         174,109
  5.000%, 03/01/10                                     235,971         240,218
  5.000%, 03/01/13                                     312,374         322,430
  4.500%, 04/01/13                                     339,522         345,412
  5.000%, 04/01/13                                     272,705         281,484
  5.000%, 05/01/13                                     501,187         517,322
  5.500%, 06/01/13                                     240,516         250,939
  4.500%, 09/01/13                                     400,089         407,029
  5.500%, 10/01/13                                     549,940         573,772
  5.000%, 02/01/14                                     628,475         648,707
  3.500%, 02/25/15                                     322,780         321,961
  6.500%, 05/01/19                                     202,066         213,394
  4.060%, 03/25/33                                     421,190         421,307
  4.205%, 05/01/34                                     494,552         488,942
  6.500%, 02/25/44                                     375,356         397,194
  6.500%, 05/25/44                                     447,692         471,076
First Nationwide Trust
  6.750%, 10/21/31                                     328,107         331,278
First Union National Bank
  Commercial Mortgage
  5.196%, 08/15/33                                     336,288         340,873
GE Capital Commercial Mortgage Corporation
  5.033%, 12/10/35                                     597,248         609,406
Government National Mortgage Association
  4.104%, 03/16/18                                     983,317         988,754
Master Adjustable Rate Mortgages Trust
  3.818%, 04/21/34                                     496,633         495,606
Nomura Asset Acceptance Corporation
  6.500%, 10/25/34                                     493,798         514,839
Salomon Brothers Mortgage Securities VII:
  7.298%, 07/18/33                                      78,195          78,314
  3.222%, 03/18/36                                     273,733         272,484
Small Business Administration
  Participation Certificates
  3.530%, 05/01/13                                     486,743         479,470
Wachovia Bank Commercial Mortgage Trust
  3.003%, 04/15/35                                     409,976         403,256
Washington Mutual
  3.177%, 09/25/33                                     650,000         642,603
Wells Fargo Mortgage Backed Securities Trust
  5.500%, 02/25/18                                     400,000         404,565
                                                                   -----------
                                                                    15,086,918
                                                                   -----------

U.S. GOVERNMENT AGENCIES(3)<F55> -- 16.47%
Federal Home Loan Bank:
  2.750%, 04/05/07 (2)<F54>                            700,000         691,434
  3.375%, 07/21/08                                     500,000         495,060
  3.000%, 03/30/11 (2)<F54>                            750,000         747,996
  3.500%, 01/30/14 (2)<F54>                            700,000         698,406
  4.000%, 02/27/14 (2)<F54>                            700,000         700,567
Federal Home Loan Mortgage Corp.:
  2.375%, 02/15/07                                     500,000         490,799
  4.250%, 05/04/09                                     600,000         600,946
Federal National Mortgage Association
  3.125%, 07/15/06                                     500,000         499,821
Overseas Private Investment Company:
  2.410%, 06/15/09                                     700,000         688,758
  3.420%, 01/15/15                                     372,094         359,659
Private Export Funding
  7.650%, 05/15/06                                   1,500,000       1,589,945
                                                                   -----------
                                                                     7,563,391
                                                                   -----------

U.S. GOVERNMENT OBLIGATIONS -- 7.51%
U.S. Treasury Note:
  1.250%, 05/31/05                                   1,475,000       1,467,970
  2.375%, 08/31/06                                   2,000,000       1,980,078
                                                                   -----------
                                                                     3,448,048
                                                                   -----------
TOTAL BONDS AND NOTES
  (cost $37,354,931)                                                37,412,027
                                                                   -----------

COMMERCIAL PAPER -- 15.84%
American Express Credit Corp:
  2.260%, 01/04/05                                     850,000         849,840
  2.260%, 01/06/05                                   1,000,000         999,686
American General Finance:
  2.320%, 01/04/05                                     150,000         149,971
  2.260%, 01/05/05                                     150,000         149,962
  2.320%, 01/11/05                                     110,000         109,929
  2.320%, 01/12/05                                   1,400,000       1,398,383
  2.310%, 01/19/05                                     105,000         104,926
Ford Credit
  2.280%, 01/07/05                                   1,250,000       1,249,525
General Electric Capital Corporation
  2.280%, 01/19/05                                     150,000         149,829
LaSalle Bank Corporation
  2.300%, 01/14/05                                   1,500,000       1,498,754
Toyota Motor Credit Corporation
  2.280%, 01/12/05                                     615,000         614,571
                                                                   -----------
TOTAL COMMERCIAL PAPER
  (cost $7,275,376)                                                  7,275,376
                                                                   -----------

                                                      SHARES
                                                      ------
MONEY MARKET FUNDS -- 3.15%
Federated Prime Obligations Fund --
  Institutional Shares                                 131,534         131,534
Janus Money Market Fund --
  Institutional Shares                               1,315,492       1,315,492
                                                                   -----------
TOTAL MONEY MARKET FUNDS
  (cost $1,447,026)                                                  1,447,026
                                                                   -----------
TOTAL INVESTMENTS -- 100.47%
  (cost $46,077,333)                                                46,134,429
                                                                   -----------
LIABILITIES LESS
  OTHER ASSETS -- (0.47%)                                             (215,468)
                                                                   -----------
NET ASSETS -- 100.00%                                              $45,918,961
                                                                   -----------
                                                                   -----------

(1)<F53>  Restricted under Rule 144A of the Securities Act of 1933.
(2)<F54> Variable rate security. The rate shown is in effect on December 31, 2004.
(3)<F55> The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

                       See notes to financial statements.

COUNTRY BOND FUND

                                                     PRINCIPAL
                                                      AMOUNT          VALUE
                                                     ---------        -----
BONDS AND NOTES -- 84.78%

ASSET BACKED -- 3.67%
California Infrastructure PG & E - 1
  6.420%, 09/25/08                                  $  543,072     $   559,435
Citibank Credit Card Issuance Trust
  4.150%, 07/07/17                                     200,000         191,209
Citibank Omni Master Trust
  5.650%, 03/17/09                                      43,750          43,797
Federal Home Loan Mortgage Corp.
  6.400%, 09/25/28                                     500,000         499,338
Green Tree Financial Corporation
  6.870%, 01/15/29                                     112,371         119,524
TXU Electric Delivery Transition
  Bond Company LLC
  3.520%, 11/15/11                                     241,490         241,081
                                                                   -----------
                                                                     1,654,384
                                                                   -----------

CORPORATE BOND -- 26.44%
American General Finance Corporation
  5.750%, 03/15/07                                     400,000         417,686
American Honda Finance Corporation
  4.500%, 05/26/09 (Cost $299,361,
  Acquired 05/18/04) (1)<F56>                          300,000         305,199
Ameritech Capital Funding  Corp.
  5.950%, 01/15/38                                   1,000,000       1,000,962
ASIF Global Financing XIX
  4.900%, 01/17/13 (Cost $249,218,
  Acquired 01/10/03) (1)<F56>                          250,000         254,453
Baltimore Gas and Electric Company
  6.730%, 06/12/12                                     350,000         389,350
Bank of America Corporation
  6.975%, 03/07/37                                     250,000         300,535
Bank One Corporation
  2.581%, 02/27/06 (3)<F58>                            500,000         501,285
Canadian National Railway Company
  6.450%, 07/15/06 (3)<F58> (4)<F59>                   400,000         416,878
Central Illinois Public Service Co.
  7.610%, 06/01/17                                     300,000         327,895
Citicorp
  7.200%, 06/15/07                                     250,000         270,813
CSX Corporation
  6.420%, 06/15/10                                     250,000         277,022
CSX Transportation, Inc.
  6.500%, 04/15/14                                     600,000         676,327
Daimler-Chrysler NA Holding Co.
  4.750%, 01/15/08                                     250,000         255,338
Delta Air Lines, Inc.:
  6.417%, 07/02/12                                     200,000         208,785
  6.718%, 01/02/23                                     177,508         185,244
FedEx Corp.
  6.720%, 01/15/22                                     342,500         385,131
Florida Power Corporation
  4.800%, 03/01/13                                     300,000         301,248
Ford Motor Credit Company
  7.200%, 06/15/07                                     300,000         319,993
General Electric Capital Corporation:
  6.500%, 11/01/06                                     300,000         316,489
  3.000%, 06/27/18 (3)<F58>                            400,000         370,132
General Electric Company
  5.000%, 02/01/13                                     300,000         307,789
General Motors Acceptance Corporation
  6.750%, 01/15/06                                     500,000         512,940
GTE South, Inc.
  6.125%, 06/15/07                                     200,000         209,675
  6.000%, 02/15/08                                     400,000         421,644
Halliburton Company
  6.750%, 02/01/27                                     100,000         113,252
Merck & Co. Inc.
  5.760%, 05/03/37                                     200,000         218,334
MGE Energy, Inc.
  6.020%, 09/15/08                                     300,000         319,296
Northwest Airlines Inc.
  7.935%, 04/01/19                                     565,717         619,205
Perforadora Centrale
  5.240%, 12/15/18                                     373,333         385,388
Suntrust Capital II
  7.900%, 06/15/27                                     200,000         218,434
Union Pacific Railroad Company
  6.630%, 01/27/22                                     400,000         450,235
Vessel Management Services Inc.
  4.960%, 11/15/27                                     367,978         367,629
Wisconsin Bell, Inc.
  6.350%, 12/01/26                                     300,000         315,934
                                                                   -----------
                                                                    11,940,520
                                                                   -----------

FOREIGN GOVERNMENT -- 0.94%
Province of Ontario
  5.500%, 10/01/08 (4)<F59>                            400,000         424,084
                                                                   -----------

MORTGAGE BACKED -- 30.51%
Federal Home Loan Mortgage Corp.:
  7.000%, 03/01/12                                     285,210         302,305
  6.500%, 03/01/15                                     219,391         232,472
  5.000%, 11/15/18                                     600,000         606,636
  6.500%, 10/01/29                                     391,939         412,052
  5.000%, 10/15/31                                     400,000         400,712
Federal National Mortgage Association:
  5.000%, 02/01/14                                     754,170         778,449
  4.500%, 06/25/18                                   1,250,000       1,217,363
  5.500%, 02/01/33                                     386,420         392,888
  6.500%, 02/25/44                                     375,356         397,194
  6.500%, 05/25/44                                     447,692         471,076
Government National Mortgage Association:
  4.500%, 05/20/14                                     344,615         341,038
  4.104%, 03/16/18                                     589,990         593,252
  6.500%, 04/15/26                                     233,574         246,675
  8.000%, 07/15/26                                     144,234         156,937
  6.500%, 07/15/29                                     168,398         177,489
  7.500%, 11/15/29                                     187,112         201,005
  6.000%, 06/15/31                                   1,116,675       1,159,293
  6.000%, 02/15/32                                     182,282         189,142
  5.000%, 01/15/33                                   1,633,969       1,637,496
  4.920%, 05/16/34                                     600,000         604,623
Heller Financial Commercial Mortgage
  7.750%, 01/17/34                                     400,000         459,450
JP Morgan Commercial
  Mortgage Finance Corp.:
  7.088%, 09/15/29                                     511,453         543,912
  5.050%, 12/12/34                                     300,000         308,943
Merrill Lynch Mortgage Investors, Inc.
  7.370%, 11/15/31                                      55,505          55,682
Morgan Stanley Capital I
  6.760%, 03/15/32                                     156,478         164,915
Nomura Asset Acceptance Corporation:
  6.500%, 03/25/34                                     226,445         236,776
  6.500%, 10/25/34                                     359,126         374,428
Small Business Administration
  Participation Certificates
  4.640%, 05/01/23                                     645,870         644,948
Vendee Mortgage Trust
  5.750%, 11/15/32                                     200,000         210,298
Wachovia Bank Commercial Mortgage Trust
  5.235%, 07/15/41                                     250,000         259,707
                                                                   -----------
                                                                    13,777,156
                                                                   -----------

MUNICIPAL -- 1.31%
Kentucky State Property & Buildings
  Community Revenue Bond
  5.100%, 10/01/15                                     500,000         502,840
Wisconsin State Unlimited General Obligation
  6.550%, 11/01/05                                      85,000          87,084
                                                                   -----------
                                                                       589,924
                                                                   -----------

U.S. GOVERNMENT AGENCIES(5)<F60> -- 16.12%
Federal Farm Credit Bank
  6.690%, 09/08/10                                     500,000         565,766
Federal Home Loan Bank:
  3.250%, 07/09/13 (3)<F58>                            250,000         242,476
  3.500%, 01/30/14 (3)<F58>                            300,000         299,317
  4.000%, 07/02/15 (3)<F58>                            700,000         678,965
  4.000%, 12/30/15 (3)<F58>                            200,000         191,415
  4.000%, 03/30/16 (3)<F58>                            150,000         147,063
  4.250%, 06/19/18 (3)<F58>                            300,000         287,356
  4.000%, 06/26/18 (3)<F58>                            350,000         332,906
  4.000%, 06/26/18 (3)<F58>                            425,000         406,243
  4.250%, 06/26/18 (3)<F58>                            600,000         574,646
  4.000%, 07/09/18 (3)<F58>                            200,000         187,042
  4.250%, 07/17/18 (3)<F58>                            350,000         328,298
Federal Home Loan Mortgage Corp.:
  4.375%, 02/04/10                                   1,000,000       1,001,051
  6.250%, 03/05/12                                     800,000         836,422
Federal National Mortgage Association:
  3.125%, 07/15/06                                     300,000         299,893
  4.750%, 02/21/13                                     300,000         298,191
New Valley Generation IV
  4.687%, 01/15/22                                     341,172         332,950
Private Export Funding
  5.685%, 05/15/12                                     250,000         270,871
                                                                   -----------
                                                                     7,280,871
                                                                   -----------

U.S. GOVERNMENT OBLIGATIONS -- 5.79%
U.S. Treasury Note:
  3.875%, 05/15/09                                     500,000         507,363
  3.000%, 07/15/12 (2)<F57>                          1,267,320       1,414,200
  1.875%, 07/15/13 (2)<F57>                            310,164         319,057
  2.000%, 01/15/14 (2)<F57>                            359,685         372,273
                                                                   -----------
                                                                     2,612,893
                                                                   -----------
TOTAL BONDS AND NOTES
  (cost $37,124,243)                                                38,279,832
                                                                   -----------

COMMERCIAL PAPER -- 7.19%
American General Finance:
  2.300%, 01/04/05                                     150,000         149,971
  2.260%, 01/05/05                                     360,000         359,910
  2.310%, 01/19/05                                     150,000         149,827
Ford Credit
  2.280%, 01/07/05                                   1,000,000         999,620
LaSalle Bank Corporation
  2.300%, 01/14/05                                   1,200,000       1,199,003
Toyota Motor Credit Corporation
  2.280%, 01/12/05                                     390,000         389,728
                                                                   -----------
TOTAL COMMERCIAL PAPER
  (cost $3,248,059)                                                  3,248,059
                                                                   -----------

                                                      SHARES
                                                      ------
MONEY MARKET FUNDS -- 7.99%
Federated Prime Obligations Fund --
  Institutional Shares                               1,423,469       1,423,469
Janus Money Market Fund --
  Institutional Shares                               2,183,554       2,183,554
                                                                   -----------
TOTAL MONEY MARKET FUNDS
  (cost $3,607,023)                                                  3,607,023
                                                                   -----------
TOTAL INVESTMENTS -- 99.96%
  (cost $43,979,325)                                                45,134,914
                                                                   -----------
OTHER ASSETS LESS LIABILITIES -- 0.04%                                  18,170
                                                                   -----------
NET ASSETS -- 100.00%                                              $45,153,084
                                                                   -----------
                                                                   -----------

(1)<F56>  Restricted under Rule 144A of the Securities Act of 1933.
(2)<F57>  United States Treasury Inflation Index Note.
(3)<F58> Variable rate security. The rate shown is in effect on December 31, 2004.
(4)<F59>  Foreign Security.
(5)<F60> The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

                       See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES December 31, 2004 (unaudited)

                                                            COUNTRY        COUNTRY        COUNTRY        COUNTRY        COUNTRY
                                                             GROWTH        BALANCED      TAX EXEMPT     SHORT-TERM        BOND
                                                              FUND           FUND        BOND FUND      BOND FUND         FUND
                                                            -------        -------       ----------     ----------       ------

ASSETS:
   Investments in securities:
       At cost                                            $137,696,342    $20,013,035    $13,550,441    $46,077,333    $43,979,325
                                                          ------------    -----------    -----------    -----------    -----------
                                                          ------------    -----------    -----------    -----------    -----------
       At value                                           $191,332,159    $24,492,154    $14,123,977    $46,134,429    $45,134,914
   Cash                                                         36,045             --            425             --             --
   Receivable for capital stock sold                                --         80,718             --            191            144
   Dividends receivable                                        259,317         21,133             --             --             --
   Interest receivable                                           8,566         69,451        199,605        276,627        401,849
   Deposit at Distributor                                       11,301            605          1,215          1,030             --
   Prepaid expenses and other assets                            22,025          6,189          5,327          7,519          7,629
                                                          ------------    -----------    -----------    -----------    -----------
       Total assets                                        191,669,413     24,670,250     14,330,549     46,419,796     45,544,536
                                                          ------------    -----------    -----------    -----------    -----------
LIABILITIES:
   Payable for capital stock redeemed                               --             --             --         12,907        278,251
   Payable to Advisor                                          120,343         15,576            950          9,825          6,823
   Payable to Custodian                                             --         55,782             --        445,000         69,410
   Payable to Distributor                                           --             --             --             --            943
   Accrued expenses and other liabilities                      151,984         22,732         13,804         33,103         36,025
                                                          ------------    -----------    -----------    -----------    -----------
       Total liabilities                                       272,327         94,090         14,754        500,835        391,452
                                                          ------------    -----------    -----------    -----------    -----------
NET ASSETS                                                $191,397,086    $24,576,160    $14,315,795    $45,918,961    $45,153,084
                                                          ------------    -----------    -----------    -----------    -----------
                                                          ------------    -----------    -----------    -----------    -----------
NET ASSETS CONSIST OF:
   Paid in capital                                         138,010,714     20,186,013     13,731,348     45,886,371     43,913,610
   Undistributed net investment income                          26,236             --          3,749             --          6,108
   Accumulated net realized gain (loss) on investments        (275,681)       (88,972)         7,162        (24,506)        77,777
   Net unrealized appreciation on investment securities     53,635,817      4,479,119        573,536         57,096      1,155,589
                                                          ------------    -----------    -----------    -----------    -----------
       Total -- representing net assets applicable to
         outstanding capital stock                        $191,397,086    $24,576,160    $14,315,795    $45,918,961    $45,153,084
                                                          ------------    -----------    -----------    -----------    -----------
                                                          ------------    -----------    -----------    -----------    -----------
CLASS Y:
   Net assets                                             $183,709,404    $21,253,964    $14,166,678    $44,178,305    $42,787,768
   Shares outstanding                                        7,878,220      1,396,589      1,625,950      4,365,538      4,143,546
   Net asset value, redemption price
     and offering price per share                         $      23.32    $     15.22    $      8.71    $     10.12    $     10.33
CLASS A:
   Net assets                                             $  7,687,682    $ 3,322,196    $   149,117    $ 1,740,656    $ 2,365,316
   Shares outstanding                                          329,405        217,634         17,033        171,069        227,360
   Net asset value and redemption price per share         $      23.34    $     15.27    $      8.75    $     10.18    $     10.40
   Maximum offering price per share                       $      24.70    $     16.16    $      9.14    $     10.44    $     10.86

                       See notes to financial statements.

STATEMENTS OF OPERATIONS for the Six Months Ended December 31, 2004 (unaudited)

                                                            COUNTRY        COUNTRY        COUNTRY        COUNTRY        COUNTRY
                                                             GROWTH        BALANCED      TAX EXEMPT     SHORT-TERM        BOND
                                                              FUND           FUND        BOND FUND      BOND FUND         FUND
                                                            -------        -------       ----------     ----------       ------

INVESTMENT INCOME:
   Dividends*<F61>                                         $ 1,981,939     $  173,785       $     --       $     --     $       --
   Interest                                                    152,457        212,565        291,156        736,025      1,081,857
                                                           -----------     ----------       --------       --------     ----------
       Total investment income                               2,134,396        386,350        291,156        736,025      1,081,857
                                                           -----------     ----------       --------       --------     ----------
EXPENSES:
   12b-1 fees                                                   88,195         13,189         12,640          7,298          9,226
   Investment advisory fees (Note F)                           683,970         88,958         36,696        107,965        165,612
   Transfer agent fees                                          85,240         11,324          6,809         19,543         20,591
   Professional fees                                            64,407          8,332          5,765         15,806         15,218
   Printing                                                     40,714          6,189          2,543          8,624          9,038
   Custody fees                                                 15,282          1,926          1,583          3,342          2,886
   Trustee's fees                                                2,944            396            262            736            736
   Administration fees                                          99,986         12,896          7,984         23,533         24,003
   Accounting fees                                              65,355         14,225          6,979         16,722         21,635
   Insurance                                                    10,522          1,366            798          2,326          2,260
   Registration fees                                             8,221          4,822          4,237          5,496          5,680
   Other expense                                                    --             --             --          1,242          1,243
                                                           -----------     ----------       --------       --------     ----------
       Total expenses                                        1,164,836        163,623         86,296        212,633        278,128
   Less: Expenses waived (Note F)                              (15,282)        (1,926)       (23,913)       (29,093)       (90,434)
                                                           -----------     ----------       --------       --------     ----------
       Net expenses                                          1,149,554        161,697         62,383        183,540        187,694
                                                           -----------     ----------       --------       --------     ----------
NET INVESTMENT INCOME                                          984,842        224,653        228,773        552,485        894,163
                                                           -----------     ----------       --------       --------     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investments                          1,506,332         89,678          7,156         14,748        248,159
   Net change in unrealized appreciation / depreciation
     on investments                                          7,805,976        899,126        148,130         16,357        331,011
                                                           -----------     ----------       --------       --------     ----------
   Net realized and unrealized gain on investments           9,312,308        988,804        155,286         31,105        579,170
                                                           -----------     ----------       --------       --------     ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $10,297,150     $1,213,457       $384,059       $583,590     $1,473,333
                                                           -----------     ----------       --------       --------     ----------
                                                           -----------     ----------       --------       --------     ----------
*<F61>  Net of foreign taxes withheld of                   $     6,309     $       94       $     --       $     --     $       --
                                                           -----------     ----------       --------       --------     ----------
                                                           -----------     ----------       --------       --------     ----------

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      COUNTRY GROWTH FUND              COUNTRY BALANCED FUND
                                                                ------------------------------     ------------------------------
                                                                  SIX MONTHS                         SIX MONTHS
                                                                ENDED 12/31/04      YEAR ENDED     ENDED 12/31/04      YEAR ENDED
                                                                  (UNAUDITED)        06/30/04        (UNAUDITED)        06/30/04
                                                                --------------      ----------     --------------      ----------
OPERATIONS:
   Net investment income                                         $    984,842      $  1,106,071      $   224,653       $   362,114
   Net realized gain on investments                                 1,506,332         3,676,440           89,678           186,967
   Net change in unrealized
     appreciation / depreciation on investments                     7,805,976        20,390,336          899,126         1,424,300
                                                                 ------------      ------------      -----------       -----------
   Net increase in net assets resulting from operations            10,297,150        25,172,847        1,213,457         1,973,381
                                                                 ------------      ------------      -----------       -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM CLASS Y (NOTE B):
   Net investment income                                           (1,700,260)         (981,840)        (251,242)         (330,529)
   Net realized gains on investments                                       --                --         (220,858)          (62,278)
                                                                 ------------      ------------      -----------       -----------
   Total distributions -- Class Y                                  (1,700,260)         (981,840)        (472,100)         (392,807)
                                                                 ------------      ------------      -----------       -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM CLASS A (NOTE B):
   Net investment income                                              (66,363)          (17,265)         (36,298)          (26,328)
   Net realized gains on investments                                       --                --          (32,578)           (4,409)
                                                                 ------------      ------------      -----------       -----------
   Total distributions -- Class A                                     (66,363)          (17,265)         (68,876)          (30,737)
                                                                 ------------      ------------      -----------       -----------
CAPITAL STOCK TRANSACTIONS -- (NET) (NOTE C)                        1,391,565         4,365,726          683,471         1,536,134
                                                                 ------------      ------------      -----------       -----------
   Total increase in net assets                                     9,922,092        28,539,468        1,355,952         3,085,971
NET ASSETS:
   Beginning of period                                            181,474,994       152,935,526       23,220,208        20,134,237
                                                                 ------------      ------------      -----------       -----------
   End of period*<F62>                                           $191,397,086      $181,474,994      $24,576,160       $23,220,208
                                                                 ------------      ------------      -----------       -----------
                                                                 ------------      ------------      -----------       -----------
*<F62>  Including undistributed net investment income of         $     26,236      $    808,017      $        --       $     5,848
                                                                 ------------      ------------      -----------       -----------
                                                                 ------------      ------------      -----------       -----------

                                                                 COUNTRY TAX EXEMPT BOND FUND
                                                                ------------------------------
                                                                  SIX MONTHS
                                                                ENDED 12/31/04      YEAR ENDED
                                                                  (UNAUDITED)        06/30/04
                                                                --------------      ----------
OPERATIONS:
   Net investment income                                          $   228,773       $   460,263
   Net realized gain on investments                                     7,156           121,553
   Net change in unrealized
     appreciation / depreciation on investments                       148,130          (648,939)
                                                                  -----------       -----------
   Net increase (decrease) in net assets
     resulting from operations                                        384,059           (67,123)
                                                                  -----------       -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM CLASS Y (NOTE B):
   Net investment income                                             (228,794)         (455,936)
   Net realized gains on investments                                  (70,388)         (162,256)
                                                                  -----------       -----------
   Total distributions -- Class Y                                    (299,182)         (618,192)
                                                                  -----------       -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM CLASS A (NOTE B):
   Net investment income                                               (2,508)           (3,551)
   Net realized gains on investments                                     (843)           (1,025)
                                                                  -----------       -----------
   Total distributions -- Class A                                      (3,351)           (4,576)
                                                                  -----------       -----------
CAPITAL STOCK TRANSACTIONS -- (NET) (NOTE C)                         (200,451)          (69,619)
                                                                  -----------       -----------
   Total decrease in net assets                                      (118,925)         (759,510)
NET ASSETS:
   Beginning of period                                             14,434,720        15,194,230
                                                                  -----------       -----------
   End of period*<F63>                                            $14,315,795       $14,434,720
                                                                  -----------       -----------
                                                                  -----------       -----------
*<F63>  Including undistributed net investment income of          $     3,749       $     6,278
                                                                  -----------       -----------
                                                                  -----------       -----------

                       See notes to financial statements.

                                                                  COUNTRY SHORT-TERM BOND FUND           COUNTRY BOND FUND
                                                                -------------------------------    ------------------------------
                                                                  SIX MONTHS                         SIX MONTHS
                                                                ENDED 12/31/04      YEAR ENDED     ENDED 12/31/04      YEAR ENDED
                                                                  (UNAUDITED)        06/30/04        (UNAUDITED)        06/30/04
                                                                --------------      ----------     --------------      ----------
OPERATIONS:
   Net investment income                                           $  552,485       $ 1,146,033       $  894,163       $ 1,784,577
   Net realized gain on investments                                    14,748           158,104          248,159           422,062
   Net change in unrealized
     appreciation / depreciation on investments                        16,357          (993,511)         331,011        (2,111,320)
                                                                  -----------       -----------      -----------       -----------
   Net increase in net assets resulting from operations               583,590           310,626        1,473,333            95,319
                                                                  -----------       -----------      -----------       -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM CLASS Y (NOTE B):
   Net investment income                                             (598,995)       (1,271,268)        (855,769)       (1,681,510)
   Net realized gains on investments                                       --          (169,661)        (395,165)       (1,322,479)
                                                                  -----------       -----------      -----------       -----------
   Total distributions -- Class Y                                    (598,995)       (1,440,929)      (1,250,934)       (3,003,989)
                                                                  -----------       -----------      -----------       -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM CLASS A (NOTE B):
   Net investment income                                              (23,374)          (35,122)         (45,910)          (63,098)
   Net realized gains on investments                                       --            (4,097)         (21,076)          (36,359)
                                                                  -----------       -----------      -----------       -----------
   Total distributions -- Class A                                     (23,374)          (39,219)         (66,986)          (99,457)
                                                                  -----------       -----------      -----------       -----------
CAPITAL STOCK TRANSACTIONS -- (NET) (NOTE C)                        5,174,108           687,971        3,192,204        (4,106,974)
                                                                  -----------       -----------      -----------       -----------
   Total increase (decrease) in net assets                          5,135,329          (481,551)       3,347,617        (7,115,101)
NET ASSETS:
   Beginning of period                                             40,783,632        41,265,183       41,805,467        48,920,568
                                                                  -----------       -----------      -----------       -----------
   End of period*<F64>                                            $45,918,961       $40,783,632      $45,153,084       $41,805,467
                                                                  -----------       -----------      -----------       -----------
                                                                  -----------       -----------      -----------       -----------
*<F64>  Including undistributed net investment income of          $        --       $     9,565      $     6,108       $    13,624
                                                                  -----------       -----------      -----------       -----------
                                                                  -----------       -----------      -----------       -----------

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                              COUNTRY GROWTH FUND
                                                 ----------------------------------------------------------------------------
                                                  SIX MONTHS ENDED                      YEARS ENDED JUNE 30,
                                                 DECEMBER 31, 2004     ------------------------------------------------------
                                                    (UNAUDITED)        2004        2003         2002        2001         2000
                                                 -----------------     ----        ----         ----        ----         ----
CLASS Y SHARES
Net asset value, beginning of year                     $  22.28       $  19.24    $  19.48     $  22.58    $  27.41     $  27.24
                                                       --------       --------    --------     --------    --------     --------
   INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                   0.12           0.14        0.14         0.12        0.14         0.12
   Net realized and unrealized gains (losses)              1.14           3.03       (0.26)       (3.06)      (1.08)        2.46
                                                       --------       --------    --------     --------    --------     --------
       Total from investment operations                    1.26           3.17       (0.12)       (2.94)      (0.94)        2.58
                                                       --------       --------    --------     --------    --------     --------
   LESS DISTRIBUTIONS
   Dividends from net investment income                   (0.22)         (0.13)      (0.12)       (0.13)      (0.15)       (0.16)
   Distributions from capital gains                          --             --          --        (0.03)      (3.74)       (2.25)
                                                       --------       --------    --------     --------    --------     --------
       Total distributions                                (0.22)         (0.13)      (0.12)       (0.16)      (3.89)       (2.41)
                                                       --------       --------    --------     --------    --------     --------
Net asset value, end of year                           $  23.32       $  22.28    $  19.24     $  19.48    $  22.58     $  27.41
                                                       --------       --------    --------     --------    --------     --------
                                                       --------       --------    --------     --------    --------     --------
TOTAL INVESTMENT RETURN                                    5.68%         16.54%      -0.58%      -13.10%      -3.87%       10.29%
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)                $183,709       $175,300    $150,560     $157,630    $180,856     $194,505
   Ratio of expenses to average net assets:
       Before expense waiver                               1.28%*<F68>    1.25%       1.16%        1.06%       1.12%        1.16%
       After expense waiver                                1.26%*<F68>    1.24%       1.14%        1.04%       1.10%        1.13%
   Ratio of net investment income to average net assets:
       Before expense waiver                               1.06%*<F68>    0.64%       0.78%        0.54%       0.53%        0.41%
       After expense waiver                                1.08%*<F68>    0.65%       0.80%        0.56%       0.55%        0.44%
   Portfolio turnover rate(2)<F66>                         7.19%         12.41%       9.94%       17.24%      22.23%       30.82%

                                                                                   COUNTRY GROWTH FUND
                                                       ---------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                                      MARCH 1, 2002(1)<F65>
                                                       DECEMBER 31, 2004     YEAR ENDED        YEAR ENDED           THROUGH
                                                          (UNAUDITED)       JUNE 30, 2004    JUNE 30, 2003       JUNE 30, 2002
                                                       -----------------    -------------    -------------   ---------------------
CLASS A SHARES
Net asset value, beginning of period                        $22.30             $19.26            $19.47              $21.59
                                                            ------             ------            ------              ------
   INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                      0.12               0.14              0.14(3)<F67>        0.01
   Net realized and unrealized gains (losses)                 1.14               3.03             (0.23)              (2.13)
                                                            ------             ------            ------              ------
       Total from investment operations                       1.26               3.17             (0.09)              (2.12)
                                                            ------             ------            ------              ------
   LESS DISTRIBUTIONS
   Dividends from net investment income                      (0.22)             (0.13)            (0.12)                 --
   Distributions from capital gains                             --                 --                --                  --
                                                            ------             ------            ------              ------
       Total distributions                                   (0.22)             (0.13)            (0.12)                 --
                                                            ------             ------            ------              ------
Net asset value, end of period                              $23.34             $22.30            $19.26              $19.47
                                                            ------             ------            ------              ------
                                                            ------             ------            ------              ------
TOTAL INVESTMENT RETURN                                       5.68%             16.52%            -0.42%              -9.82%
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)                     $7,688             $6,175            $2,375              $  819
   Ratio of expenses to average net assets:
       Before expense waiver                                  1.28%*<F68>        1.25%             1.16%               1.06%*<F68>
       After expense waiver                                   1.26%*<F68>        1.24%             1.14%               1.04%*<F68>
   Ratio of net investment income to average net assets:
       Before expense waiver                                  1.06%*<F68>        0.64%             0.78%               0.54%*<F68>
       After expense waiver                                   1.08%*<F68>        0.65%             0.80%               0.56%*<F68>
   Portfolio turnover rate(2)<F66>                            7.19%             12.41%             9.94%              17.24%

(1)<F65>   Class A inception date.
(2)<F66>   Calculated on the basis of the Fund as a whole without
           distinguishing between the classes of shares issued.
(3)<F67> Net investment income per share represents net investment income for the respective period divided by the monthly average shares of beneficial interest outstanding throughout the period.
  *<F68>   Annualized.

                       See notes to financial statements.

The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                             COUNTRY BALANCED FUND
                                                 -----------------------------------------------------------------------------
                                                  SIX MONTHS ENDED                      YEARS ENDED JUNE 30,
                                                 DECEMBER 31, 2004    --------------------------------------------------------
                                                    (UNAUDITED)        2004        2003         2002       2001(3)     2000(3)
                                                                                                            <F71>       <F71>
                                                 -----------------     ----        ----         ----        ----         ----
CLASS Y SHARES
Net asset value, beginning of year                    $ 14.80        $ 13.77      $ 13.50     $ 15.00      $ 16.95     $ 17.12
                                                      -------        -------      -------     -------      -------     -------
   INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                 0.14           0.24         0.24        0.25         0.31        0.36
   Net realized and unrealized gains (losses)            0.50           1.06         0.28       (1.47)       (0.49)       0.96
                                                      -------        -------      -------     -------      -------     -------
       Total from investment operations                  0.64           1.30         0.52       (1.22)       (0.18)       1.32
                                                      -------        -------      -------     -------      -------     -------
   LESS DISTRIBUTIONS
   Dividends from net investment income                 (0.18)         (0.23)       (0.25)      (0.24)       (0.31)      (0.36)
   Distributions from capital gains                     (0.04)         (0.04)          --       (0.04)       (1.46)      (1.13)
                                                      -------        -------      -------     -------      -------     -------
       Total distributions                              (0.22)         (0.27)       (0.25)      (0.28)       (1.77)      (1.49)
                                                      -------        -------      -------     -------      -------     -------
Net asset value, end of year                          $ 15.22        $ 14.80      $ 13.77     $ 13.50      $ 15.00     $ 16.95
                                                      -------        -------      -------     -------      -------     -------
                                                      -------        -------      -------     -------      -------     -------
TOTAL INVESTMENT RETURN                                  5.19%          9.56%        3.98%      -8.23%       -1.24%       8.14%
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)               $21,254        $20,603      $19,128     $19,596      $19,929     $24,743
   Ratio of expenses to average net assets:
       Before expense waiver                             1.38%*<F72>    1.26%        1.47%       1.41%        1.34%       1.26%
       After expense waiver                              1.36%*<F72>    1.24%        1.45%       1.39%        1.32%       1.23%
   Ratio of net investment income to average net assets:
       Before expense waiver                             1.87%*<F72>    1.61%        1.85%       1.72%        1.89%       2.13%
       After expense waiver                              1.89%*<F72>    1.63%        1.87%       1.74%        1.91%       2.16%
   Portfolio turnover rate(2)<F70>                       8.94%         32.37%       19.91%      16.75%       19.78%      25.85%

                                                                                  COUNTRY BALANCED FUND
                                                       ---------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                                      MARCH 1, 2002(1)<F69>
                                                       DECEMBER 31, 2004     YEAR ENDED        YEAR ENDED           THROUGH
                                                          (UNAUDITED)       JUNE 30, 2004    JUNE 30, 2003       JUNE 30, 2002
                                                       -----------------    -------------    -------------   ---------------------
CLASS A SHARES
Net asset value, beginning of period                        $14.84             $13.81            $13.54              $14.59
                                                            ------             ------            ------              ------
   INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                      0.14               0.24              0.25                0.05
   Net realized and unrealized gains (losses)                 0.51               1.06              0.27               (1.05)
                                                            ------             ------            ------              ------
       Total from investment operations                       0.65               1.30              0.52               (1.00)
                                                            ------             ------            ------              ------
   LESS DISTRIBUTIONS
   Dividends from net investment income                      (0.18)             (0.23)            (0.25)              (0.05)
   Distributions from capital gains                          (0.04)             (0.04)               --                  --
                                                            ------             ------            ------              ------
       Total distributions                                   (0.22)             (0.27)            (0.25)              (0.05)
                                                            ------             ------            ------              ------
Net asset value, end of period                              $15.27             $14.84            $13.81              $13.54
                                                            ------             ------            ------              ------
                                                            ------             ------            ------              ------
TOTAL INVESTMENT RETURN                                       5.25%              9.53%             3.97%              -6.84%
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)                     $3,322             $2,617            $1,006              $  310
   Ratio of expenses to average net assets:
       Before expense waiver                                  1.38%*<F72>        1.26%             1.47%               1.41%*<F72>
       After expense waiver                                   1.36%*<F72>        1.24%             1.45%               1.39%*<F72>
   Ratio of net investment income to average net assets:
       Before expense waiver                                  1.87%*<F72>        1.61%             1.85%               1.72%*<F72>
       After expense waiver                                   1.89%*<F72>        1.63%             1.87%               1.74%*<F72>
   Portfolio turnover rate(2)<F70>                            8.94%             32.37%            19.91%              16.75%

(1)<F69>   Class A inception date.
(2)<F70>   Calculated on the basis of the Fund as a whole without
           distinguishing between the classes of shares issued.
(3)<F71> Prior to October 31, 2001, the COUNTRY Balanced Fund was known as the COUNTRY Asset Allocation Fund.
  *<F72>   Annualized.

                       See notes to financial statements.

The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                         COUNTRY TAX EXEMPT BOND FUND
                                                 ----------------------------------------------------------------------------
                                                  SIX MONTHS ENDED                      YEARS ENDED JUNE 30,
                                                 DECEMBER 31, 2004     ------------------------------------------------------
                                                    (UNAUDITED)        2004        2003         2002        2001         2000
                                                 -----------------     ----        ----         ----        ----         ----
CLASS Y SHARES
Net asset value, beginning of year                    $  8.66        $  9.07      $  8.87     $  8.74      $  8.53     $  8.65
                                                      -------        -------      -------     -------      -------     -------
   INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                 0.14           0.27         0.23        0.30         0.37        0.36
   Net realized and unrealized gains (losses)            0.09          (0.31)        0.30        0.18         0.28       (0.09)
                                                      -------        -------      -------     -------      -------     -------
       Total from investment operations                  0.23          (0.04)        0.53        0.48         0.65        0.27
                                                      -------        -------      -------     -------      -------     -------
   LESS DISTRIBUTIONS
   Dividends from net investment income                 (0.14)         (0.27)       (0.23)      (0.30)       (0.37)      (0.36)
   Distributions from capital gains                     (0.04)         (0.10)       (0.10)      (0.05)       (0.07)      (0.03)
                                                      -------        -------      -------     -------      -------     -------
       Total distributions                              (0.18)         (0.37)       (0.33)      (0.35)       (0.44)      (0.39)
                                                      -------        -------      -------     -------      -------     -------
Net asset value, end of year                          $  8.71        $  8.66      $  9.07     $  8.87      $  8.74     $  8.53
                                                      -------        -------      -------     -------      -------     -------
                                                      -------        -------      -------     -------      -------     -------
TOTAL INVESTMENT RETURN                                  2.70%         -0.44%        6.07%       5.54%        7.73%       3.16%
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)               $14,167        $14,230      $15,096     $14,986      $15,998     $15,678
   Ratio of expenses to average net assets:
       Before expense waiver                             1.18%*<F75>    1.06%        1.63%       1.26%        1.26%       1.17%
       After expense waiver                              0.85%*<F75>    0.88%        1.61%       1.23%        0.85%       1.08%
   Ratio of net investment income to average net assets:
       Before expense waiver                             2.79%*<F75>    2.89%        2.50%       3.31%        3.81%       4.05%
       After expense waiver                              3.12%*<F75>    3.07%        2.52%       3.34%        4.22%       4.14%
   Portfolio turnover rate(2)<F74>                       7.47%         26.49%       12.65%      43.39%       35.37%      16.76%

                                                                               COUNTRY TAX EXEMPT BOND FUND
                                                       ---------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                                      MARCH 1, 2002(1)<F73>
                                                       DECEMBER 31, 2004     YEAR ENDED        YEAR ENDED           THROUGH
                                                          (UNAUDITED)       JUNE 30, 2004    JUNE 30, 2003       JUNE 30, 2002
                                                       -----------------    -------------    -------------   ---------------------
CLASS A SHARES
Net asset value, beginning of period                         $8.71              $9.10             $8.90               $8.83
                                                             -----              -----             -----               -----
   INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                      0.14               0.27              0.23                0.07
   Net realized and unrealized gains (losses)                 0.08              (0.29)             0.30                0.07
                                                             -----              -----             -----               -----
       Total from investment operations                       0.22              (0.02)             0.53                0.14
                                                             -----              -----             -----               -----
   LESS DISTRIBUTIONS
   Dividends from net investment income                      (0.14)             (0.27)            (0.23)              (0.07)
   Distributions from capital gains                          (0.04)             (0.10)            (0.10)                 --
                                                             -----              -----             -----               -----
       Total distributions                                   (0.18)             (0.37)            (0.33)              (0.07)
                                                             -----              -----             -----               -----
Net asset value, end of period                               $8.75              $8.71             $9.10               $8.90
                                                             -----              -----             -----               -----
                                                             -----              -----             -----               -----
TOTAL INVESTMENT RETURN                                       2.56%             -0.21%             6.05%               1.61%
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)                      $ 149              $ 205             $  98               $  11
   Ratio of expenses to average net assets:
       Before expense waiver                                  1.18%*<F75>        1.06%             1.63%               1.26%*<F75>
       After expense waiver                                   0.85%*<F75>        0.88%             1.61%               1.23%*<F75>
   Ratio of net investment income to average net assets:
       Before expense waiver                                  2.79%*<F75>        2.89%             2.50%               3.31%*<F75>
       After expense waiver                                   3.12%*<F75>        3.07%             2.52%               3.34%*<F75>
   Portfolio turnover rate(2)<F74>                            7.47%             26.49%            12.65%              43.39%

(1)<F73>   Class A inception date.
(2)<F74>   Calculated on the basis of the Fund as a whole without
           distinguishing between the classes of shares issued.
  *<F75>   Annualized.

                       See notes to financial statements.

The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                         COUNTRY SHORT-TERM BOND FUND
                                                 ----------------------------------------------------------------------------
                                                  SIX MONTHS ENDED                      YEARS ENDED JUNE 30,
                                                 DECEMBER 31, 2004     ------------------------------------------------------
                                                    (UNAUDITED)        2004        2003         2002       2001(3)     2000(3)
                                                                                                            <F78>       <F78>
                                                 -----------------     ----        ----         ----        ----         ----
CLASS Y SHARES
Net asset value, beginning of year                    $ 10.12        $ 10.42      $ 10.37     $ 10.18      $  9.91     $  9.99
                                                      -------        -------      -------     -------      -------     -------
   INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                 0.13           0.33         0.32        0.42         0.52        0.51
   Net realized and unrealized gains (losses)            0.02          (0.26)        0.13        0.21         0.27       (0.08)
                                                      -------        -------      -------     -------      -------     -------
       Total from investment operations                  0.15           0.07         0.45        0.63         0.79        0.43
                                                      -------        -------      -------     -------      -------     -------
   LESS DISTRIBUTIONS
   Dividends from net investment income                 (0.15)         (0.33)       (0.32)      (0.42)       (0.52)      (0.51)
   Distributions from capital gains                        --          (0.04)       (0.08)      (0.02)          --          --
                                                      -------        -------      -------     -------      -------     -------
       Total distributions                              (0.15)         (0.37)       (0.40)      (0.44)       (0.52)      (0.51)
                                                      -------        -------      -------     -------      -------     -------
Net asset value, end of year                          $ 10.12        $ 10.12      $ 10.42     $ 10.37      $ 10.18     $  9.91
                                                      -------        -------      -------     -------      -------     -------
                                                      -------        -------      -------     -------      -------     -------
TOTAL INVESTMENT RETURN                                  1.45%          0.76%        4.42%       6.37%        8.13%       4.43%
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)               $44,178        $39,410      $40,345     $33,410      $28,254     $26,988
   Ratio of expenses to average net assets:
       Before expense waiver                             0.98%*<F79>    0.93%        0.96%       0.89%        0.99%       0.90%
       After expense waiver                              0.85%*<F79>    0.85%        0.85%       0.84%        0.85%       0.84%
   Ratio of net investment income to average net assets:
       Before expense waiver                             2.43%*<F79>    3.13%        3.00%       4.04%        4.97%       5.06%
       After expense waiver                              2.56%*<F79>    3.21%        3.11%       4.09%        5.11%       5.12%
   Portfolio turnover rate(2)<F77>                      27.23%         67.46%       46.94%      74.60%       14.09%       7.95%

                                                                               COUNTRY SHORT-TERM BOND FUND
                                                       ---------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                                      MARCH 1, 2002(1)<F76>
                                                       DECEMBER 31, 2004     YEAR ENDED        YEAR ENDED           THROUGH
                                                          (UNAUDITED)       JUNE 30, 2004    JUNE 30, 2003       JUNE 30, 2002
                                                       -----------------    -------------    -------------   ---------------------
CLASS A SHARES
Net asset value, beginning of period                        $10.18             $10.48            $10.42              $10.31
                                                            ------             ------            ------              ------
   INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                      0.13               0.33              0.32                0.06
   Net realized and unrealized gains (losses)                 0.02              (0.26)             0.14                0.11
                                                            ------             ------            ------              ------
       Total from investment operations                       0.15               0.07              0.46                0.17
                                                            ------             ------            ------              ------
   LESS DISTRIBUTIONS
   Dividends from net investment income                      (0.15)             (0.33)            (0.32)              (0.06)
   Distributions from capital gains                             --              (0.04)            (0.08)                 --
                                                            ------             ------            ------              ------
       Total distributions                                   (0.15)             (0.37)            (0.40)              (0.06)
                                                            ------             ------            ------              ------
Net asset value, end of period                              $10.18             $10.18            $10.48              $10.42
                                                            ------             ------            ------              ------
                                                            ------             ------            ------              ------
TOTAL INVESTMENT RETURN                                       1.44%              0.86%             4.50%               1.64%
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)                     $1,741             $1,374            $  920              $  113
   Ratio of expenses to average net assets:
       Before expense waiver                                  0.98%*<F79>        0.93%             0.96%               0.89%*<F79>
       After expense waiver                                   0.85%*<F79>        0.85%             0.85%               0.84%*<F79>
   Ratio of net investment income to average net assets:
       Before expense waiver                                  2.43%*<F79>        3.13%             3.00%               4.04%*<F79>
       After expense waiver                                   2.56%*<F79>        3.21%             3.11%               4.09%*<F79>
   Portfolio turnover rate(2)<F77>                           27.23%             67.46%            46.94%              74.60%

(1)<F76>   Class A inception date
(2)<F77>   Calculated on the basis of the Fund as a whole without
           distinguishing between the classes of shares issued.
(3)<F78> Prior to October 31, 2001, the COUNTRY Short-Term Bond Fund was known as the COUNTRY Short-Term Government Bond Fund.
  *<F79>   Annualized

                       See notes to financial statements.

The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                               COUNTRY BOND FUND
                                                 ----------------------------------------------------------------------------
                                                  SIX MONTHS ENDED                      YEARS ENDED JUNE 30,
                                                 DECEMBER 31, 2004     ------------------------------------------------------
                                                    (UNAUDITED)        2004        2003         2002       2001(3)     2000(3)
                                                                                                            <F82>       <F82>
                                                 -----------------     ----        ----         ----        ----         ----
CLASS Y SHARES
Net asset value, beginning of year                    $ 10.28        $ 10.98      $ 10.46     $ 10.28      $  9.75     $ 10.01
                                                      -------        -------      -------     -------      -------     -------
   INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                 0.21           0.42         0.45        0.52         0.57        0.56
   Net realized and unrealized gains (losses)            0.15          (0.39)        0.53        0.30         0.53       (0.16)
                                                      -------        -------      -------     -------      -------     -------
       Total from investment operations                  0.36           0.03         0.98        0.82         1.10        0.40
                                                      -------        -------      -------     -------      -------     -------
   LESS DISTRIBUTIONS
   Dividends from net investment income                 (0.21)         (0.42)       (0.45)      (0.52)       (0.57)      (0.56)
   Distributions from capital gains                     (0.10)         (0.31)       (0.01)      (0.12)          --       (0.10)
                                                      -------        -------      -------     -------      -------     -------
       Total distributions                              (0.31)         (0.73)       (0.46)      (0.64)       (0.57)      (0.66)
                                                      -------        -------      -------     -------      -------     -------
Net asset value, end of year                          $ 10.33        $ 10.28      $ 10.98     $ 10.46      $ 10.28     $  9.75
                                                      -------        -------      -------     -------      -------     -------
                                                      -------        -------      -------     -------      -------     -------
TOTAL INVESTMENT RETURN                                  3.57%          0.43%        9.59%       8.15%       11.49%       4.21%
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)               $42,788        $39,813      $47,784     $47,149      $43,909     $40,000
   Ratio of expenses to average net assets:
       Before expense waiver                             1.26%*<F83>    1.18%        1.12%       1.11%        1.17%       1.10%
       After expense waiver                              0.85%*<F83>    0.85%        0.85%       0.85%        0.85%       0.85%
   Ratio of net investment income to average net assets:
       Before expense waiver                             3.64%*<F83>    3.62%        3.88%       4.67%        5.29%       5.46%
       After expense waiver                              4.05%*<F83>    3.95%        4.15%       4.93%        5.61%       5.71%
   Portfolio turnover rate(2)<F81>                      17.86%         77.46%       74.73%      37.75%       49.90%      42.62%

                                                                                    COUNTRY BOND FUND
                                                       ---------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                                      MARCH 1, 2002(1)<F80>
                                                       DECEMBER 31, 2004     YEAR ENDED        YEAR ENDED           THROUGH
                                                          (UNAUDITED)       JUNE 30, 2004    JUNE 30, 2003       JUNE 30, 2002
                                                       -----------------    -------------    -------------   ---------------------
CLASS A SHARES
Net asset value, beginning of period                        $10.36             $11.05            $10.54              $10.38
                                                            ------             ------            ------              ------
   INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                      0.21               0.42              0.45                0.08
   Net realized and unrealized gains (losses)                 0.14              (0.38)             0.52                0.16
                                                            ------             ------            ------              ------
       Total from investment operations                       0.35               0.04              0.97                0.24
                                                            ------             ------            ------              ------
   LESS DISTRIBUTIONS
   Dividends from net investment income                      (0.21)             (0.42)            (0.45)              (0.08)
   Distributions from capital gains                          (0.10)             (0.31)            (0.01)                 --
                                                            ------             ------            ------              ------
       Total distributions                                   (0.31)             (0.73)            (0.46)              (0.08)
                                                            ------             ------            ------              ------
Net asset value, end of period                              $10.40             $10.36            $11.05              $10.54
                                                            ------             ------            ------              ------
                                                            ------             ------            ------              ------
TOTAL INVESTMENT RETURN                                       3.44%              0.53%             9.42%               2.30%
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)                     $2,365             $1,993            $1,137              $  141
   Ratio of expenses to average net assets:
       Before expense waiver                                  1.26%*<F83>        1.18%             1.12%               1.11%*<F83>
       After expense waiver                                   0.85%*<F83>        0.85%             0.85%               0.85%*<F83>
   Ratio of net investment income to average net assets:
       Before expense waiver                                  3.64%*<F83>        3.62%             3.88%               4.67%*<F83>
       After expense waiver                                   4.05%*<F83>        3.95%             4.15%               4.93%*<F83>
   Portfolio turnover rate (2)<F81>                          17.86%             77.46%            74.73%              37.75%

(1)<F80>   Class A inception date.
(2)<F81>   Calculated on the basis of the Fund as a whole without
           distinguishing between the classes of shares issued.
(3)<F82> Prior to October 31, 2003, the COUNTRY Bond Fund was known as the COUNTRY Long-Term Bond Fund.
  *<F83>   Annualized.

                       See notes to financial statements.

COUNTRY MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS December 31, 2004 (unaudited)

NOTE (A) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES: The COUNTRY Mutual Funds Trust represent a series of nine funds (referred to herein as "Funds"). Each of the Funds has distinct investment objectives and policies. These financial statements contain five of the nine Funds. The five Funds are as follows: COUNTRY Growth Fund ("Growth Fund"); COUNTRY Balanced Fund ("Balanced Fund"); COUNTRY Tax Exempt Bond Fund ("Tax Exempt Bond Fund"); COUNTRY Short-Term Bond Fund ("Short-Term Bond Fund"); and COUNTRY Bond Fund ("Bond Fund"). The COUNTRY Mutual Funds Trust was organized as a business trust under the laws of Delaware on August 13, 2001. The Funds (formerly operated through four corporations) were reorganized as a series of the trust effective October 31, 2001. The Funds are registered under the Investment Company Act of 1940 (the "Act"), as amended, as diversified, open-ended management investment companies.

The Funds offer Class A and Class Y shares. Class A shares are sold with a front-end sales charge. Class Y shares have no sales charge and are offered only to qualifying institutional investors and shareholders of any COUNTRY Fund on or before March 1, 2002 who have continuously owned shares of any COUNTRY Fund since that date and certain others who meet the standards set out in the Funds' Prospectus.

Class A shares sales charge is calculated as follows:

                                                                 SALES CHARGE
                                                                   AS % OF
         AMOUNT OF TRANSACTION                                  OFFERING PRICE
-----------------------------------------                       --------------
GROWTH AND BALANCED
Up to $49,999                                                       5.50%
$50,000-$99,999                                                     4.50%
$100,000-$249,999                                                   3.50%
$250,000-$499,999                                                   2.50%
$500,000-$999,999                                                   2.00%
$1,000,000 & Above                                                     0%

TAX EXEMPT BOND AND BOND
Up to $49,999                                                       4.25%
$50,000-$99,999                                                     4.00%
$100,000-$249,999                                                   3.50%
$250,000-$499,999                                                   2.50%
$500,000-$999,999                                                   2.00%
$1,000,000 & Above                                                     0%

SHORT-TERM BOND
Up to $49,999                                                       2.50%
$50,000-$99,999                                                     2.00%
$100,000-$249,999                                                   1.50%
$250,000-$499,999                                                   1.00%
$500,000-$999,999                                                   0.75%
$1,000,000 & Above                                                     0%

The Funds' prospectus provides descriptions of each Fund's investment goals and principal strategies. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results may differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparations of its financial statements.

   (1) SECURITY VALUATION: In valuing a Fund's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange on such day, the security is valued at the closing bid price on such day. Securities primarily traded in the Nasdaq National Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last bid price on the day of valuation. Over-the-counter securities not listed on the Nasdaq National Market System are valued at the mean of the current bid and asked prices. Securities other than short-term securities may also be valued on the basis of prices provided by a pricing service when such prices are believed by the advisor to reflect the fair market value of such securities. Short-term investments, such as those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates fair market value. Securities may be valued at fair value as determined in good faith by the Board of Trustees.

   (2) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily, and adjusted, if necessary, for accretion of discount and amortization of premium. Securities transactions are accounted for on the trade date basis. Gains or losses on the sale of securities are determined by use of the specific identification method for both financial reporting and income tax purposes.

   (3) FEDERAL INCOME TAXES: The Funds have elected to be treated as "regulated investment companies" under Subchapter M of the Internal Revenue Code and intend to distribute substantially all of their net taxable income annually. Accordingly, no provisions for Federal income taxes have been recorded in the accompanying financial statements.

   (4) DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

   (5) OTHER: Expenses shared by the Trust are allocated to each Fund based upon relative net assets. Expenses directly attributable to a Fund are charged to operations. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon current net assets. Expenses directly attributable to a class of shares are charged to that Class.

NOTE (B) DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF CAPITAL
GAINS: The Growth Fund declares and distributes net investment income dividends to shareholders twice a year. The Balanced Fund, the Tax Exempt Bond Fund, the Short-Term Bond Fund and the Bond Fund declare and distribute net investment income dividends to shareholders monthly. Dividends are automatically reinvested in additional Fund shares, at the then current net asset value, for those shareholders that have elected the reinvestment option. Net realized gains from investment transactions, if any, of all Funds are generally distributed twice a year.

For the six months ended December 31, 2004, the Tax Exempt Bond Fund designated 100% of its income distributions as tax exempt interest dividends.

NOTE (C) CAPITAL STOCK: At December 31, 2004, each of the Funds is authorized to issue an unlimited number of shares. Transactions in capital stock were as follows:

                                                    GROWTH FUND                                    BALANCED FUND
                                     -----------------------------------------       -----------------------------------------
                                     SIX MONTHS ENDED            YEAR ENDED           SIX MONTHS ENDED           YEAR ENDED
                                     DECEMBER 31, 2004         JUNE 30, 2004         DECEMBER 31, 2004         JUNE 30, 2004
                                     -----------------       -----------------       -----------------       -----------------
                                     SHARES     AMOUNT      SHARES       AMOUNT      SHARES     AMOUNT      SHARES      AMOUNT
                                     ------     ------      ------       ------      ------     ------      ------      ------
Class A
  Shares sold                        63,959  $ 1,409,550     163,768  $  3,539,997    42,027  $   626,481    112,517  $  1,650,368
  Shares issued through reinvestment
    of dividends                      2,948       66,200         868        17,234     4,579       68,719      2,091        30,531
  Shares redeemed                   (14,392)    (316,091)    (11,094)     (240,348)   (5,262)     (78,153)   (11,187)     (162,502)
                                   --------  -----------  ----------  ------------  --------  ----------- ----------  ------------
Total Class A transactions           52,515    1,159,659     153,542     3,316,883    41,344      617,047    103,421     1,518,397
                                   --------  -----------  ----------  ------------  --------  ----------- ----------  ------------
Class Y
  Shares sold                       332,332    7,344,174     722,501    15,538,718    59,220      877,175    226,452     3,262,825
  Shares issued through reinvestment
    of dividends                     70,247    1,571,056      45,856       904,120    28,479      425,426     24,465       354,569
  Shares redeemed                  (390,895)  (8,683,324)   (727,315)  (15,393,995)  (83,264)  (1,236,177)  (247,731)   (3,599,657)
                                   --------  -----------  ----------  ------------  --------  ----------- ----------  ------------
Total Class Y transactions           11,684      231,906      41,042     1,048,843     4,435       66,424      3,186        17,737
                                   --------  -----------  ----------  ------------  --------  ----------- ----------  ------------
Net increase in capital stock        64,199  $ 1,391,565     194,584  $  4,365,726    45,779  $   683,471    106,607  $  1,536,134
                                   --------  -----------  ----------  ------------  --------  ----------- ----------  ------------
                                   --------  -----------  ----------  ------------  --------  ----------- ----------  ------------

                                                TAX EXEMPT BOND FUND
                                     -----------------------------------------
                                     SIX MONTHS ENDED            YEAR ENDED
                                     DECEMBER 31, 2004         JUNE 30, 2004
                                     -----------------       -----------------
                                     SHARES     AMOUNT      SHARES       AMOUNT
                                     ------     ------      ------       ------
Class A
  Shares sold                         2,542  $    22,212      19,616  $    172,399
  Shares issued through reinvestment
    of dividends                        383        3,351         517         4,576
  Shares redeemed                    (9,391)     (82,511)     (7,394)      (65,177)
                                   --------  -----------  ----------  ------------
Total Class A transactions           (6,466)     (56,948)     12,739       111,798
                                   --------  -----------  ----------  ------------
Class Y
  Shares sold                        27,334      239,073      61,912       546,772
  Shares issued through reinvestment
    of dividends                     24,946      217,178      51,971       459,816
  Shares redeemed                   (68,641)    (599,754)   (135,328)   (1,188,005)
                                   --------  -----------  ----------  ------------
Total Class Y transactions          (16,361)    (143,503)    (21,445)     (181,417)
                                   --------  -----------  ----------  ------------
Net decrease in capital stock       (22,827) $  (200,451)     (8,706) $    (69,619)
                                   --------  -----------  ----------  ------------
                                   --------  -----------  ----------  ------------

                                                SHORT-TERM BOND FUND                                 BOND FUND
                                     -----------------------------------------       -----------------------------------------
                                     SIX MONTHS ENDED            YEAR ENDED           SIX MONTHS ENDED           YEAR ENDED
                                     DECEMBER 31, 2004         JUNE 30, 2004         DECEMBER 31, 2004         JUNE 30, 2004
                                     -----------------       -----------------       -----------------       -----------------
                                     SHARES     AMOUNT      SHARES       AMOUNT      SHARES     AMOUNT      SHARES      AMOUNT
                                     ------     ------      ------       ------      ------     ------      ------      ------
Class A
  Shares sold                        39,029  $   399,147      73,369  $    756,126    41,828  $   437,933    132,388  $  1,396,330
  Shares issued through reinvestment
    of dividends                      2,290       23,356       3,809        39,213     6,432       66,880      9,473        99,315
  Shares redeemed                    (5,193)     (53,078)    (30,037)     (310,155)  (13,276)    (138,887)   (52,319)     (552,859)
                                   --------  -----------  ----------  ------------  --------  ----------- ----------  ------------
Total Class A transactions           36,126      369,425      47,141       485,184    34,984      365,926     89,542       942,786
                                   --------  -----------  ----------  ------------  --------  ----------- ----------  ------------
Class Y
  Shares sold                       709,946    7,214,951   1,181,476    12,138,163   448,697    4,662,034    711,768     7,472,280
  Shares issued through reinvestment
    of dividends                     48,828      495,272     114,490     1,174,355   110,975    1,145,483    264,650     2,754,567
  Shares redeemed                  (285,805)  (2,905,540) (1,275,171)  (13,109,731) (287,106)  (2,981,239)(1,456,703)  (15,276,607)
                                   --------  -----------  ----------  ------------  --------  ----------- ----------  ------------
Total Class Y transactions          472,969    4,804,683      20,795       202,787   272,566    2,826,278   (480,285)   (5,049,760)
                                   --------  -----------  ----------  ------------  --------  ----------- ----------  ------------
Net increase (decrease)
  in capital stock                  509,095  $ 5,174,108      67,936  $    687,971   307,550  $ 3,192,204   (390,743) $ (4,106,974)
                                   --------  -----------  ----------  ------------  --------  ----------- ----------  ------------
                                   --------  -----------  ----------  ------------  --------  ----------- ----------  ------------

NOTE (D) INVESTMENT TRANSACTIONS: Purchases and sales of investment securities, other than U.S. government obligations and short-term notes for the six months ended December 31, 2004 were as follows:

                                        PURCHASES             SALES
                                        ---------           ---------
Growth Fund                            $12,852,175         $11,886,805
Balanced Fund                          $ 2,545,174         $ 1,572,663
Tax Exempt Bond Fund                   $ 1,053,812         $ 1,143,395
Short-Term Bond Fund                   $ 6,561,770         $ 8,996,693
Bond Fund                              $ 6,390,659         $ 4,801,280

For the six months ended December 31, 2004, the aggregate cost of purchases and proceeds from sales of U.S. government securities were as follows:

                                        PURCHASES             SALES
                                        ---------           ---------
Growth Fund                             $       --          $       --
Balanced Fund                           $  406,805          $  415,177
Tax Exempt Bond Fund                    $       --          $       --
Short-Term Bond Fund                    $3,446,202          $  251,211
Bond Fund                               $  913,792          $2,058,601

NOTE (E) INCOME TAX INFORMATION: At June 30, 2004, the components of accumulated earnings (losses) on a tax basis were as follows:

                                                                                         TAX EXEMPT     SHORT-TERM
                                                          GROWTH FUND   BALANCED FUND    BOND FUND      BOND FUND      BOND FUND
                                                          -----------   -------------    ----------     ----------     ---------
Cost of investments                                       $136,795,329    $19,939,674    $13,836,824    $40,451,673    $40,601,449
                                                          ------------    -----------    -----------    -----------    -----------
                                                          ------------    -----------    -----------    -----------    -----------
Gross unrealized appreciation                             $ 52,632,908    $ 4,125,106    $   493,861    $   307,800    $ 1,162,906
Gross unrealized depreciation                               (6,803,067)      (545,113)       (68,455)      (267,061)      (338,328)
                                                          ------------    -----------    -----------    -----------    -----------
Net unrealized appreciation                               $ 45,829,841    $ 3,579,993    $   425,406    $    40,739    $   824,578
                                                          ------------    -----------    -----------    -----------    -----------
                                                          ------------    -----------    -----------    -----------    -----------
Undistributed tax-exempt income                           $         --    $        --    $     6,278    $        --    $        --
Undistributed ordinary income                                  808,017          5,848         21,968          9,565        102,701
Undistributed long-term capital gains                               --         74,786         49,269             --        156,782
                                                          ------------    -----------    -----------    -----------    -----------
Total distributable earnings                              $    808,017    $    80,634    $    77,515    $     9,565    $   259,483
                                                          ------------    -----------    -----------    -----------    -----------
                                                          ------------    -----------    -----------    -----------    -----------
Other accumulated losses and temporary differences        $ (1,782,013)   $        --    $        --    $   (39,254)   $        --
                                                          ------------    -----------    -----------    -----------    -----------
Total accumulated earnings                                $ 44,855,845    $ 3,660,627    $   502,921    $    11,050    $ 1,084,061
                                                          ------------    -----------    -----------    -----------    -----------
                                                          ------------    -----------    -----------    -----------    -----------

The tax character of distributions paid during the six months ended December 31, 2004 and the year ended June 30, 2004 were as follows:

                                 FOR THE SIX MONTHS ENDED    FOR THE YEAR ENDED
                                    DECEMBER 31, 2004          JUNE 30, 2004
                                 ------------------------    ------------------
GROWTH FUND
Ordinary income                         $1,766,623               $  999,105
Long-term capital gain                          --                       --
                                        ----------               ----------
                                        $1,766,623               $  999,105
                                        ----------               ----------
                                        ----------               ----------

                                 FOR THE SIX MONTHS ENDED    FOR THE YEAR ENDED
                                    DECEMBER 31, 2004          JUNE 30, 2004
                                 ------------------------    ------------------
BALANCED FUND
Ordinary income                         $  335,455               $  356,857
Long-term capital gain                     205,521                   66,687
                                        ----------               ----------
                                        $  540,976               $  423,544
                                        ----------               ----------
                                        ----------               ----------

                                 FOR THE SIX MONTHS ENDED    FOR THE YEAR ENDED
                                    DECEMBER 31, 2004          JUNE 30, 2004
                                 ------------------------    ------------------
TAX EXEMPT BOND FUND
Tax-exempt income                       $  231,302               $  459,487
Ordinary income                             21,968                    2,286
Long-term capital gain                      49,263                  160,995
                                        ----------               ----------
                                        $  302,533               $  622,768
                                        ----------               ----------
                                        ----------               ----------

                                 FOR THE SIX MONTHS ENDED    FOR THE YEAR ENDED
                                    DECEMBER 31, 2004          JUNE 30, 2004
                                 ------------------------    ------------------
SHORT-TERM BOND FUND
Ordinary income                         $  622,369               $1,376,241
Long-term capital gain                          --                  103,907
                                        ----------               ----------
                                        $  622,369               $1,480,148
                                        ----------               ----------
                                        ----------               ----------

                                 FOR THE SIX MONTHS ENDED    FOR THE YEAR ENDED
                                    DECEMBER 31, 2004          JUNE 30, 2004
                                 ------------------------    ------------------
BOND FUND
Ordinary income                         $1,022,493               $2,130,518
Long-term capital gain                     295,427                  972,928
                                        ----------               ----------
                                        $1,317,920               $3,103,446
                                        ----------               ----------
                                        ----------               ----------

Capital loss carryovers and post-October loss deferrals as of June 30, 2004 were as follows:

                   NET CAPITAL         CAPITAL LOSS        POST-OCTOBER
                       LOSS             CARRYOVER              LOSS
                CARRYOVER(1)<F84>       EXPIRATION       DEFERRAL(2)<F85>
                -----------------       ----------       ----------------
Growth Fund         $   36,861           6/30/10                --
                     1,745,152           6/30/11
Short-Term
  Bond Fund                 --              --               $39,254

(1)<F84> Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryovers.
(2)<F85>  Loss is recognized for tax purposes on July 1, 2004.

NOTE (F) ADVISORY AND OTHER RELATED PARTY TRANSACTIONS: Under its Advisory Agreements with the Funds, COUNTRY Trust Bank (the "Advisor") provides investment advisory services for the Funds. The Funds pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund:
Growth Fund 0.75%; Balanced Fund 0.75%; Tax Exempt Bond Fund 0.50%; Short-Term Bond Fund 0.50%; and Bond Fund 0.75%. These fees are accrued daily and paid to the Advisor monthly. COUNTRY Trust Bank serves as the Funds' Custodian, without compensation after voluntary waivers. Custody fees waived for Growth Fund, Balanced Fund, Tax Exempt Bond Fund, Short-Term Bond Fund and Bond Fund for the six months ended December 31, 2004 were: $15,282, $1,926, $1,583, $3,342, and
$2,886, respectively.

The Advisor agreed to reduce its fees and reimburse the Short-Term Bond Fund, the Bond Fund and the Tax Exempt Bond Fund to the extent total annualized expenses exceed 0.85% of average daily net assets. This agreement has been in effect for the Short-Term Bond Fund and the Bond Fund since November 1, 1997 as a non-contractual waiver. Effective January 30, 2002, this agreement became contractual. A contractual agreement has been in place for the Tax Exempt Bond Fund since September 25, 2003.

Investment advisory fees, for the six months ended December 31, 2004, are as follows:

                                                                  EXPENSES
                                                                   WAIVED
                                                                    AND
                                 ADVISORY       ADVISORY         REIMBURSED
                                   RATE            FEE        BY ADVISOR*<F86>
                                 --------       --------      ----------------
Growth Fund                        0.75%        $683,970          $    --
Balanced Fund                      0.75%        $ 88,958          $    --
Tax Exempt Bond Fund               0.50%        $ 36,696          $22,330
Short-Term Bond Fund               0.50%        $107,965          $25,751
Bond Fund                          0.75%        $165,612          $87,548

*<F86>  Excludes waiver of custody fees.

At December 31, 2004, 63.4% of the shares outstanding of the Growth Fund, 70.6% of the shares outstanding of the Balanced Fund, 17.1% of the shares outstanding of the Tax Exempt Bond Fund, 93.1% of the shares outstanding of the Short-Term Bond Fund, and 93.3% of the shares outstanding of the Bond Fund are represented by omnibus accounts held for the benefit of the Advisor's clients, including a defined contribution benefit plan sponsored by the Advisor.

The legal counsel to the Funds also serves as in-house counsel to the Advisor and as secretary to the Funds. Legal fees expensed by the Growth Fund, Balanced Fund, Tax Exempt Bond Fund, Short-Term Bond Fund and Bond Fund during the six months ended December 31, 2004 were $35,461, $4,596, $3,417, $8,964, and $9,114, respectively.

NOTE (G) DISTRIBUTION SERVICES AGREEMENTS: Quasar Distributors, LLC serves as the Funds' Distributor. Pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the Act, the Funds have each adopted a Plan of Distribution (the "Plans"), effective October 31, 2001. The Plans permit the Funds to pay certain expenses associated with the distribution of their shares. The maximum annual contractual fee under the Plans is 0.25% of the average daily net assets of each Fund. For the six months ended December 31, 2004, the Rule 12b-1 expenses incurred for the Growth Fund, the Balanced Fund, the Tax Exempt Fund, the Short-Term Bond Fund and the Bond Fund were 0.10%, 0.11%, 0.17%, 0.03%, and 0.04%, respectively.

AVAILABILITY OF PROXY VOTING INFORMATION

Information regarding how the Funds vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-245-2100 and the SEC's website at www.sec.gov. Information regarding how
                                        -----------
the Funds voted proxies relating to portfolio securities during the period ending June 30, 2004 is available on the SEC's website at www.sec.gov or by
                                                          -----------
calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

Beginning with the Funds' fiscal quarter ending September 30, 2004, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q. The Funds will file Form N-Q for the first and third quarters of each fiscal year. The Funds' Form N-Q are on the SEC's website at www.sec.gov and may be
                                                       -----------
reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Statement of Additional Information (SAI):

The SAI contains more detailed information on all aspects of the Funds. It has been filed with the Securities and Exchange Commission and is incorporated by reference.

To request a free copy of the current SAI please write or call

  COUNTRY Funds
  U.S. Bancorp Fund Services, LLC
  P.O. Box 701
  Milwaukee, WI 53201-0701
  (800) 245-2100

or contact

  COUNTRY Trust Bank
  (309) 821-4600

Information about the Funds (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may request documents from the SEC, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. To aid you in obtaining this information, the Funds' 1940 Act registration number is 811-10475.

investment and retirement solutions

  COUNTRY Trust Bank
  1705 N. Towanda Ave., PO Box 2020
  Bloomington, IL 61702-2020
  www.countryinvestment.com
  -------------------------

SEC file # 811-10475

COUNTRY MUTUAL FUNDS TRUST
COUNTRY Growth Fund
COUNTRY Balanced Fund
COUNTRY Tax Exempt Bond Fund
COUNTRY Short-Term Bond Fund
COUNTRY Bond Fund

BOARD OF TRUSTEES
Philip T. Nelson
Charlot R. Cole
David A. Downs
Nancy J. Erickson
Roger D. Grace
Ailene Miller
Robert L. Phelps
Robert W. Weldon

OFFICERS
Philip T. Nelson, President
Bruce D. Finks, Vice President
Robert W. Rush Jr., Vice President
Richard L. Guebert, Jr., Vice President
John D. Blackburn, Vice President
Robert J. McDade, Vice President
Paul M. Harmon, Secretary
William J. Hanfland, Treasurer
Richard F. Day, Controller
Barbara L. Mosson, Chief Compliance Officer

INVESTMENT ADVISOR
COUNTRY Trust Bank
Bloomington, Illinois

DISTRIBUTOR
Quasar Distributors, LLC
Milwaukee, Wisconsin

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

CUSTODIAN
COUNTRY Trust Bank
1705 N. Towanda Ave.
Bloomington, Illinois  61702-2020
www.countryinvestment.com

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, Illinois

GENERAL COUNSEL
Paul M. Harmon, Esq.
Office of the General Counsel
Bloomington, Illinois

This Report has been prepared for the general information of shareholders of the Funds and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which contains details concerning the sales charge and other pertinent information.

(COUNTRY MUTUAL FUNDS LOGO)

                                                              F30-113-06 (02/05)

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  COUNTRY Mutual Funds Trust
                   ----------------------------------------------

     By (Signature and Title)  /s/ Philip T. Nelson
                               ----------------------------------
                               Philip T. Nelson, President

     Date      February 22, 2005
           ----------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F87>  /s/ Philip T. Nelson
                                     ----------------------------------
                                     Philip T. Nelson President

     Date      February 22, 2005
           ----------------------------

     By (Signature and Title)*<F87>  /s/ William J. Hanfland
                                     ----------------------------------
                                     William J. Hanfland, Treasurer

     Date      February 22, 2005
           ----------------------------

*<F87> Print the name and title of each signing officer under his or her signature.